Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 63	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

One Financial Center, Boston, Massachusetts 02111

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, Massachusetts 02111

with a copy to:

John M. Loder, Esq.	Cameron S. Avery, Esq.
Ropes & Gray LLP	Bell, Boyd & Lloyd, LLC
One International Place	70 West Madison Street, Suite 3300
Boston, Massachusetts 02110	Chicago, Illinois 60602
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	on October 1, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1), of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment relates solely to the Registrant’s Columbia Strategic Income Fund and Columbia High Yield Opportunity Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor suspended hereby.

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	October 1, 2007 Columbia High Yield Opportunity Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

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Prospectus Primer

This prospectus tells you about Columbia High Yield Opportunity Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

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FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia High Yield Opportunity Fund

FUNDimensions™
Columbia High Yield Opportunity Fund
Investment Objective:	Total return, consisting of current income and capital appreciation
Investment Style:	High Yield Bond
Benchmark:	JPMorgan Global High Yield Index Credit Suisse High Yield Index
Ticker Symbols:	Class A: COLHX Class B: COHBX Class C: CHYCX
Principal Risks:	Investment strategy risk
Market risk
Low and below investment grade securities risk
Credit risk
Changing distribution levels risk
Liquidity risk
Foreign securities risk
Currency risk
Emerging market securities risk
Interest rate risk
Convertible securities risk
Derivatives risk
Reinvestment risk

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

  Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in below investment grade corporate debt securities. These securities commonly are referred to as “junk bonds” and generally will be rated below investment grade by at least one nationally recognized rating service or unrated but determined by the Advisor to be of comparable quality. The Fund may invest in debt securities issued by foreign governments, companies or other entities, including in emerging market countries. The Fund also may invest in equity securities, including common stocks, preferred stocks, warrants and debt securities convertible into common stocks.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial condition, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

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Columbia High Yield Opportunity Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■  have the potential to change in value if the value of the underlying common stock changes.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America and Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

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Columbia High Yield Opportunity Fund

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting,

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Columbia High Yield Opportunity Fund

auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America and Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia High Yield Opportunity Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 3.19%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	8.44%
Worst:	4th quarter 2000:	-7.93%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia High Yield Opportunity Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the JPMorgan Global High Yield Index, an unmanaged index that is designed to mirror the investible universe of the US dollar global high yield corporate debt market, including domestic and international issues. The table also compares the Fund’s returns for each period with those of the Credit Suisse High Yield Index, an unmanaged broad-based index that tracks the performance of high yield bonds. The indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	4.72%	7.39%	4.40%
Class A shares returns after taxes on distributions	2.01%	4.38%	1.01%
Class A shares returns after taxes on distributions and sale of Fund shares	2.98%	4.46%	1.57%
Class B shares returns before taxes	4.13%	7.34%	4.12%
Class C shares returns before taxes	8.29%	7.80%	4.27%
JPMorgan Global High Yield Index (reflects no deductions for fees, expenses or taxes)	11.45%	10.79%	6.88%
Credit Suisse High Yield Index (reflects no deductions for fees, expenses or taxes)	11.91%	11.07%	7.09%

(a)	The inception dates of the Fund’s Class A, Class B and Class C shares are October 21, 1971, June 8, 1992 and January 15, 1996, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

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Columbia High Yield Opportunity Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia High Yield Opportunity Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.60%	0.60%	0.60%
Distribution and service fees	0.25%	1.00%	1.00%	(e)
Other expenses(f)	0.27%	0.27%	0.27%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses	1.12%	1.87%	1.87%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays an investment advisory fee of 0.60%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fee. The investment advisory fee charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.

(e)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.60% annually. If this waiver were reflected in the table, the distribution and service fees for Class C shares would be 0.85% and total annual Fund operating expenses for Class C shares would be 1.72%. This arrangement may be modified or terminated by the Distributor at any time.

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

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Columbia High Yield Opportunity Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$584	$814	$1,063	$1,773
Class B Shares
Assuming no redemption	$190	$588	$1,011	$1,995
Assuming complete redemption of shares at the end of the period	$690	$888	$1,211	$1,995
Class C Shares
Assuming no redemption	$190	$588	$1,011	$2,190
Assuming complete redemption of shares at the end of the period	$290	$588	$1,011	$2,190

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia High Yield Opportunity Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 issuers as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2007, the Advisor had assets under management of approximately $356.1 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the period ended November 30, 2006.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any sub-advisor for the Fund.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Kevin L. Cronk

Service with the Fund since February 2003

Investment management experience since 1994

Senior Vice President of the Advisor, and Columbia

Management associated since August 1999.

Thomas A. LaPointe

Service with the Fund since February 2003

Investment management experience since 1994

Senior Vice President of the Advisor, and Columbia

Management associated since February 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the Distributor) (collectively, the Columbia Group) entered into an Assurance of Discontinuance with the New York Attorney General (NYAG) (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (SEC) (the SEC Order) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

18

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On September 18, 2007, the District Court approved the settlement, to be effective following the expiration of the appeal period. The funds’ adviser and/or its affiliates will be required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	4.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals ™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.25% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 5.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee	Combined Total
Class A	—		0.25%	0.25%
Class B	0.75%		0.25%	1.00%
Class C	0.75%	(a)	0.25%	1.00%

(a)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.60% annually.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

30

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to

31

Buying, Selling and Exchanging Shares

aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

33

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

34

Buying, Selling and Exchanging Shares

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class of shares other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares. No sales charges or other charges will apply to such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia High Yield Opportunity Fund – Class A Shares

	Year Ended May 31,								Period Ended May 31, 2003(a)		Year Ended December 31, 2002
	2007		2006		2005		2004
Net Asset Value, Beginning of Period	$4.50		$4.56		$4.54		$4.30		$4.01		$4.62
Income from Investment Operations:
Net Investment Income(b)	0.33		0.33		0.35		0.35		0.14		0.34
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Swap Contracts	0.23		(0.03)		0.05		0.21		0.30		(0.53)
Total from Investment Operations	0.56		0.30		0.40		0.56		0.44		(0.19)
Less Distributions Declared to Shareholders:
From Net Investment Income	(0.34)		(0.36)		(0.38)		(0.32)		(0.15)		(0.39)
Return of Capital	—		—		—		—		—		(0.03)
Total Distributions Declared to Shareholders	(0.34)		(0.36)		(0.38)		(0.32)		(0.15)		(0.42)
Net Asset Value, End of Period	$4.72		$4.50		$4.56		$4.54		$4.30		$4.01
Total Return(c)	12.98%		6.70	%(d)	8.93	%(e)	13.30	%(d)	11.01	%(d)(f)	(4.27)%
Ratios to Average Net Assets/Supplemental Data:
Net Operating Expenses(g)	1.12%		1.12%		1.15%		1.19%		1.29	%(h)	1.31%
Interest Expense	—	%(i)	—		—		—		—		—
Net Expenses(g)	1.12%		1.12%		1.15%		1.19%		1.29	%(h)	1.31%
Waiver/Reimbursement	—		0.02%		—		0.01%		—	%(h)(i)	—
Net Investment Income(g)	7.19%		7.28%		7.55%		7.65%		8.24	%(h)	7.92%
Portfolio Turnover Rate	75%		61%		67%		75%		45	%(f)	63%
Net Assets, End of Period (000’s)	$270,866		$245,713		$273,104		$325,658		$376,944		$361,780

(a)	The Fund changed its fiscal year end from December 31 to May 31.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia High Yield Opportunity Fund – Class B Shares

	Year Ended May 31,								Period Ended May 31, 2003(a)		Year Ended December 31, 2002
	2007		2006		2005		2004
Net Asset Value, Beginning of Period	$4.50		$4.56		$4.54		$4.30		$4.01		$4.62
Income from Investment Operations:
Net Investment Income(b)	0.29		0.30		0.32		0.31		0.13		0.31
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Swap Contracts	0.24		(0.04)		0.05		0.22		0.29		(0.54)
Total from Investment Operations	0.53		0.26		0.37		0.53		0.42		(0.23)
Less Distributions Declared to Shareholders:
From Net Investment Income	(0.31)		(0.32)		(0.35)		(0.29)		(0.13)		(0.35)
Return of Capital	—		—		—		—		—		(0.03)
Total Distributions Declared to Shareholders	(0.31)		(0.32)		(0.35)		(0.29)		(0.13)		(0.38)
Net Asset Value, End of Period	$4.72		$4.50		$4.56		$4.54		$4.30		$4.01
Total Return(c)	12.15%		5.91	%(d)	8.13	%(e)	12.46	%(d)	10.67	%(d)(f)	(4.99)%
Ratios to Average Net Assets/Supplemental Data:
Net Operating Expenses(g)	1.87%		1.87%		1.90%		1.94%		2.04	%(h)	2.06%
Interest Expense	—	%(i)	—		—		—		—		—
Net Expenses(g)	1.87%		1.87%		1.90%		1.94%		2.04	%(h)	2.06%
Waiver/Reimbursement	—		0.02%		—		0.01%		—	%(h)(i)	—
Net Investment Income(g)	6.46%		6.55%		6.80%		6.90%		7.49	%(h)	7.17%
Portfolio Turnover Rate	75%		61%		67%		75%		45	%(f)	63%
Net Assets, End of Period (000’s)	$88,774		$135,122		$194,460		$252,415		$305,021		$280,220

(a)	The Fund changed its fiscal year end from December 31 to May 31.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

39

Financial Highlights

Columbia High Yield Opportunity Fund – Class C Shares

	Year Ended May 31,						Period Ended May 31, 2003(a)		Year Ended December 31, 2002
	2007		2006	2005		2004
Net Asset Value, Beginning of Period	$4.50		$4.56	$4.54		$4.30	$4.01		$4.62
Income from Investment Operations:
Net Investment Income(b)	0.30		0.31	0.33		0.32	0.13		0.31
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Swap Contracts	0.23		(0.04)	0.04		0.21	0.29		(0.53)
Total from Investment Operations	0.53		0.27	0.37		0.53	0.42		(0.22)
Less Distributions Declared to Shareholders:
From Net Investment Income	(0.31)		(0.33)	(0.35)		(0.29)	(0.13)		(0.36)
Return of Capital	—		—	—		—	—		(0.03)
Total Distributions Declared to Shareholders	(0.31)		(0.33)	(0.35)		(0.29)	(0.13)		(0.39)
Net Asset Value, End of Period	$4.72		$4.50	$4.56		$4.54	$4.30		$4.01
Total Return(c)(d)	12.31%		6.07%	8.29	%(e)	12.63%	10.74	%(f)	(4.85)%
Ratios to Average Net Assets/ Supplemental Data:
Net Operating Expenses(g)	1.72%		1.72%	1.75%		1.79%	1.89	%(h)	1.91%
Interest Expense	—	%(i)	—	—		—	—		—
Net Expenses(g)	1.72%		1.72%	1.75%		1.79%	1.89	%(h)	1.91%
Waiver/Reimbursement	0.15%		0.17%	0.15%		0.16%	0.15	%(h)	0.15%
Net Investment Income(g)	6.60%		6.70%	6.95%		7.05%	7.64	%(h)	7.32%
Portfolio Turnover Rate	75%		61%	67%		75%	45	%(f)	63%
Net Assets, End of Period (000’s)	$21,161		$23,084	$30,366		$46,322	$51,471		$46,568

(a)	The Fund changed its fiscal year end from December 31 to May 31.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia High Yield Opportunity Fund – Class A Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.12%	-1.05%	(b)	$9,894.57	$583.75
2	10.25%	1.12%	2.78%		$10,278.48	$112.97
3	15.76%	1.12%	6.77%		$10,677.28	$117.35
4	21.55%	1.12%	10.92%		$11,091.56	$121.91
5	27.63%	1.12%	15.22%		$11,521.92	$126.64
6	34.01%	1.12%	19.69%		$11,968.97	$131.55
7	40.71%	1.12%	24.33%		$12,433.36	$136.65
8	47.75%	1.12%	29.16%		$12,915.78	$141.96
9	55.13%	1.12%	34.17%		$13,416.91	$147.46
10	62.89%	1.12%	39.37%		$13,937.48	$153.18
Total Gain After Fees and Expenses					$3,937.48
Total Annual Fees and Expenses Paid						$1,773.42

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia High Yield Opportunity Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.87%	3.13%	$10,313.00	$189.93
2	10.25%	1.87%	6.36%	$10,635.80	$195.87
3	15.76%	1.87%	9.69%	$10,968.70	$202.00
4	21.55%	1.87%	13.12%	$11,312.02	$208.32
5	27.63%	1.87%	16.66%	$11,666.08	$214.85
6	34.01%	1.87%	20.31%	$12,031.23	$221.57
7	40.71%	1.87%	24.08%	$12,407.81	$228.51
8	47.75%	1.87%	27.96%	$12,796.17	$235.66
9	55.13%	1.12%	32.93%	$13,292.67	$146.10
10	62.89%	1.12%	38.08%	$13,808.42	$151.77
Total Gain After Fees & Expenses				$3,808.42
Total Annual Fees & Expenses Paid					$1,994.57

Columbia High Yield Opportunity Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.87%	3.13%	$10,313.00	$189.93
2	10.25%	1.87%	6.36%	$10,635.80	$195.87
3	15.76%	1.87%	9.69%	$10,968.70	$202.00
4	21.55%	1.87%	13.12%	$11,312.02	$208.32
5	27.63%	1.87%	16.66%	$11,666.08	$214.85
6	34.01%	1.87%	20.31%	$12,031.23	$221.57
7	40.71%	1.87%	24.08%	$12,407.81	$228.51
8	47.75%	1.87%	27.96%	$12,796.17	$235.66
9	55.13%	1.87%	31.97%	$13,196.69	$243.03
10	62.89%	1.87%	36.10%	$13,609.75	$250.64
Total Gain After Fees & Expenses				$3,609.75
Total Annual Fees & Expenses Paid					$2,190.38

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia High Yield Opportunity Fund

For More Information

You’ll find more information about Columbia High Yield Opportunity Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia High Yield Opportunity Fund

Prospectus, October 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/135220-1007

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	October 1, 2007 Columbia High Yield Opportunity Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia High Yield Opportunity Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia High Yield Opportunity Fund

FUNDimensions™
Columbia High Yield Opportunity Fund
Investment Objective:	Total return, consisting of current income and capital appreciation
Investment Style:	High Yield Bond
Benchmark:	JPMorgan Global High Yield Index Credit Suisse High Yield Index
Ticker Symbols:	Class Z: LHYZX
Principal Risks:

Investment strategy risk

Market risk

Low and below investment grade     securities risk

Credit risk

Changing distribution levels risk

Liquidity risk

Foreign securities risk

Currency risk

Emerging market securities risk

Interest rate risk

Convertible securities risk

Derivatives risk

Reinvestment risk

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

  Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in below investment grade corporate debt securities. These securities commonly are referred to as “junk bonds” and generally will be rated below investment grade by at least one nationally recognized rating service or unrated but determined by the Advisor to be of comparable quality. The Fund may invest in debt securities issued by foreign governments, companies or other entities, including in emerging market countries. The Fund also may invest in equity securities, including common stocks, preferred stocks, warrants and debt securities convertible into common stocks.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial condition, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

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Columbia High Yield Opportunity Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■  have the potential to change in value if the value of the underlying common stock changes.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America and Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

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Columbia High Yield Opportunity Fund

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting,

7

Columbia High Yield Opportunity Fund

auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America and Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia High Yield Opportunity Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future. The Fund’s performance for periods prior to January 8, 1999 represents the performance of the Fund’s Class A shares.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

(a)

Class Z is a newer class of shares. Its performance information includes returns of the Fund’s Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as distribution and service fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any distribution and service fees. Class A shares were initially offered on October 21, 1971, and Class Z shares were initially offered on January 8, 1999.

*	Year-to-date return as of June 30, 2007: 3.31%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	8.51%
Worst:	4th quarter 2000:	-7.88%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia High Yield Opportunity Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the JPMorgan Global High Yield Index, an unmanaged index that is designed to mirror the investible universe of the US dollar global high yield corporate debt market, including domestic and international issues. The table also compares the Fund’s returns for each period with those of the Credit Suisse High Yield Index, an unmanaged broad-based index that tracks the performance of high yield bonds. The indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	10.22%	8.71%	5.12%
Class Z shares returns after taxes on distributions	7.27%	5.55%	1.62%
Class Z shares returns after taxes on distributions and sale of Fund shares	6.54%	5.51%	2.13%
JPMorgan Global High Yield Index (reflects no deductions for fees, expenses or taxes)	11.45%	10.79%	6.88%
Credit Suisse High Yield Index (reflects no deductions for fees, expenses or taxes)	11.91%	11.07%	7.09%

(a)

Class Z is a newer class of shares. Its performance information includes returns of the Fund’s Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as distribution and service fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any distribution and service fees. Class A shares were initially offered on October 21, 1971, and Class Z shares were initially offered on January 8, 1999.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

10

Columbia High Yield Opportunity Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia High Yield Opportunity Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.60%
Distribution and service fees	0.00%
Other expenses(b)	0.27%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.87%

(a)

The Fund pays an investment advisory fee of 0.60%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fee. The investment advisory fee charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

12

Columbia High Yield Opportunity Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$89	$278	$482	$1,073

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia High Yield Opportunity Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 issuers as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2007, the Advisor had assets under management of approximately $356.1 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the period ended November 30, 2006.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any sub-advisor for the Fund.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Kevin L. Cronk

Service with the Fund since February 2003

Investment management experience since 1994

Senior Vice President of the Advisor, and Columbia

Management associated since August 1999.

Thomas A. LaPointe

Service with the Fund since February 2003

Investment management experience since 1994

Senior Vice President of the Advisor, and Columbia

Management associated since February 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

                                    [GRAPHIC]

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the Distributor) (collectively, the Columbia Group) entered into an Assurance of Discontinuance with the New York Attorney General (NYAG) (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (SEC) (the SEC Order) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

18

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On September 18, 2007, the District Court approved the settlement, to be effective following the expiration of the appeal period. The funds’ adviser and/or its affiliates will be required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

24

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact

25

Buying, Selling and Exchanging Shares

the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■	Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the

27

Buying, Selling and Exchanging Shares

investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

28

Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to

29

Buying, Selling and Exchanging Shares

Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia High Yield Opportunity Fund – Class Z Shares

	Year Ended May 31,								Period Ended May 31, 2003(a)		Year Ended December 31, 2002
	2007		2006		2005		2004
Net Asset Value, Beginning of Period	$4.50		$4.56		$4.54		$4.30		$4.01		$4.62
Income from Investment Operations:
Net Investment Income(b)	0.34		0.34		0.37		0.36		0.15		0.33
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Swap Contracts	0.23		(0.03)		0.04		0.21		0.29		(0.51)
Total from Investment Operations	0.57		0.31		0.41		0.57		0.44		(0.18)
Less Distributions Declared to Shareholders:
From Net Investment Income	(0.35)		(0.37)		(0.39)		(0.33)		(0.15)		(0.40)
Return of Capital	—		—		—		—		—		(0.03)
Total Distributions Declared to Shareholders	(0.35)		(0.37)		(0.39)		(0.33)		(0.15)		(0.43)
Net Asset Value, End of Period	$4.72		$4.50		$4.56		$4.54		$4.30		$4.01
Total return(c)	13.26%		6.97	%(d)	9.21	%(e)	13.58	%(d)	11.12	%(d)(f)	(4.03)%
Ratios to Average Net Assets/Supplemental Data:
Net Operating Expenses(g)	0.87%		0.87%		0.90%		0.94%		1.04	%(h)	1.06%
Interest Expense	—	%(i)	—		—		—		—		—
Net Expenses(g)	0.87%		0.87%		0.90%		0.94%		1.04	%(h)	1.06%
Waiver/Reimbursement	—		0.02%		—		0.01%		—	%(h)(i)	—
Net investment Income(g)	7.44%		7.53%		7.80%		7.92%		8.49	%(h)	8.17%
Portfolio Turnover Rate	75%		61%		67%		75%		45	%(f)	63%
Net Assets, End of Period (000’s)	$29,220		$11,190		$12,829		$14,194		$45,803		$35,541

(a)	The Fund changed its fiscal year end from December 31 to May 31.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia High Yield Opportunity Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.87%	4.13%	$10,413.00	$88.80
2	10.25%	0.87%	8.43%	$10,843.06	$92.46
3	15.76%	0.87%	12.91%	$11,290.88	$96.28
4	21.55%	0.87%	17.57%	$11,757.19	$100.26
5	27.63%	0.87%	22.43%	$12,242.76	$104.40
6	34.01%	0.87%	27.48%	$12,748.39	$108.71
7	40.71%	0.87%	32.75%	$13,274.89	$113.20
8	47.75%	0.87%	38.23%	$13,823.15	$117.88
9	55.13%	0.87%	43.94%	$14,394.04	$122.74
10	62.89%	0.87%	49.89%	$14,988.52	$127.81
Total Gain After Fees & Expenses				$4,988.52
Total Annual Fees & Expenses Paid					$1,072.55

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia High Yield Opportunity Fund

For More Information

You’ll find more information about Columbia High Yield Opportunity Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia High Yield Opportunity Fund

Prospectus, October 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/135219-1007

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	October 1, 2007

Columbia Strategic Income Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Strategic Income Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is
the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Strategic Income Fund

FUNDimensions™

Columbia Strategic Income Fund

Investment Objective:

Total return, consisting of current income and capital appreciation

Investment Style:

Multisector Bond

Benchmark:

  Lehman Brothers Government/Credit Bond Index

Ticker Symbols:

Class A: COSIX Class B: CLSBX Class C: CLSCX

Principal Risks:

Investment strategy risk

Market risk

Low and below
investment grade securities risk

Interest rate risk

Credit risk

Foreign securities risk

Currency risk

Emerging market securities risk

U.S. Government obligations risk

Mortgage-backed securities risk

Asset-backed securities risk

Reinvestment risk

Dollar rolls risk

Derivatives risk

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt
securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are
looking for a regular stream of income, and

■  are prepared to bear the risks
associated with investments in debt securities.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation.
The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial condition, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia Strategic Income Fund

FUNDamentals™

U.S.
Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by
the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government,
(ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and
Asset-Backed Securities

Mortgage-backed securities represent interests in, or are
backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

FUNDamentals™

Foreign
Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging
Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America and Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Investment Grade
and Below Investment Grade Securities

Investment grade securities include
securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

6

Columbia Strategic Income Fund

Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or
Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies;
the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting,

7

Columbia Strategic Income Fund

auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle
East, Asia, Latin America and Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities.
Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National
Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

  Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the

8

Columbia Strategic Income Fund

interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset- backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index.
The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

9

Columbia Strategic Income Fund

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*
Year-to-date return as of June 30, 2007: 2.01%

Best and Worst Quarterly Returns During this Period

Best:

2nd quarter 2003:

7.54%

Worst:

2nd quarter 2004:

-2.17%

FUNDamentals™

Fund
Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

10

Columbia Strategic Income Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s
Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the
Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Government/Credit Bond Index, an unmanaged index that tracks the performance of US government and corporate bonds rated investment grade or better with maturities of at least one year. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years(a)

Class A shares returns before taxes

1.69%

7.85%

5.62%

Class A shares returns after taxes on distributions

-0.49%

5.11%

2.53%

Class A shares returns after taxes on distributions and sale of Fund shares

1.04%

5.07%

2.81%

Class B shares returns before taxes

0.97%

7.85%

5.34%

Class C shares returns before taxes

5.29%

8.29%

5.51%

Lehman Brothers Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)

3.78%

5.17%

6.26%

(a)

The inception dates of the Fund’s Class A, Class B and Class C shares are April 21, 1977, May 15, 1992 and July 1, 1997, respectively. For periods prior to July 1, 1997, the performance of the Fund’s Class C shares includes the returns of the Fund’s Class B shares. Class B shares would have substantially similar average annual returns because Class B and Class C shares generally have similar expenses.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

11

Columbia Strategic Income Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the
Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class
– Distribution and Service Fees for more information.

■  other
expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

12

Columbia Strategic Income Fund

Shareholder Fees (paid directly from your investment)

Class A Shares

Class B Shares

Class C Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

4.75
%

N/A

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

1.00
%(a)

5.00
%(b)

1.00
%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class A Shares

Class B Shares

Class C Shares

Management fees(d)

0.54
%

0.54
%

0.54
%

Distribution and service fees(e)

0.24
%

0.99
%

0.99
%(f)

Other expenses(g)

0.18
%

0.18
%

0.18
%

Acquired fund fees and expenses

—

—

—

Total annual Fund operating expenses

0.96
%

1.71
%

1.71
%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for
details.

(b)
  This charge decreases over time. See Choosing a Share Class –
Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays an investment advisory fee of 0.54%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.

(e)

The annual service fee portion of the distribution and service fees may equal up to 0.15% on net assets attributable to shares issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates.

(f)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares. If this waiver were reflected in the table the distribution and service fees for Class C shares would be 0.84% and total annual fund operating expenses for Class C shares would be 1.56%. This arrangement may be modified or terminated by the Distributor at any time.

(g)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

13

Columbia Strategic Income Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year,

■

your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■

the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class A Shares

$
568

$
766

$
981

$
1,597

Class B Shares

Assuming no redemption

$
174

$
539

$
928

$
1,821

Assuming complete redemption of shares at the end of the period

$
674

$
839

$
1,128

$
1,821

Class C Shares

Assuming no redemption

$
174

$
539

$
928

$
2,019

Assuming complete redemption of shares at the end of the period

$
274

$
539

$
928

$
2,019

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

14

Columbia Strategic Income Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s
Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that
aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest
uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending
Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s
portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the
Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2007, the Advisor had assets under management of approximately $356.1 billion. The
Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its
investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to
0.54% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the period ended November 30, 2006.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility
(subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Laura A. Ostrander

Service with the Fund since September 2000

Investment management experience since 1985

Senior Vice President of the Advisor, and Columbia

Management associated since December 1996.

Thomas A. LaPointe

Service with the Fund since June 2005

Investment management experience since 1994

Senior Vice President of the Advisor, and Columbia

Management associated since February 1999.

Kevin L. Cronk

Service with the Fund since June 2005

Investment management experience since 1994

Senior Vice President of the Advisor, and Columbia

Management associated since August 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA
02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer
Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its
affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company,
engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional
information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –
Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America
Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the Distributor) (collectively, the Columbia Group) entered into an Assurance of Discontinuance with the New York Attorney General (NYAG) (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (SEC) (the SEC Order) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the
Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds)
and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to
the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on
April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at
http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various
parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of
America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds
Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b)
and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action
was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit).
The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and
the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February
14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On
September 18, 2007, the District Court approved the settlement, to be effective following the expiration of the appeal period. The funds’ adviser and/or its affiliates will be required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares

Class B Shares

Class C Shares

Eligible Investors and Minimum Initial Investments(a)

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Investment Limits

none

up to $50,000 (based on aggregate account value) (b)

up to $1,000,000

Conversion Features

none

convert to Class A shares eight years after purchase

none

Front-End Sales Charges(c)

4.75% maximum, declining to 0.00% on investments of $1 million or more none

none

Contingent Deferred Sales Charges (CDSCs)(c)

none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase

5.00% maximum, gradually declining to 0.00% after six years

1.00% on investments sold within one year of purchase

Distribution and Service Fees

0.25% service fee(d)

0.75% distribution fee 0.25 % service fee(d)

0.75% distribution fee 0.25 % service fee(d)

(a)
  See Buying, Selling and Exchanging Shares – Opening an Account and Placing
Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the
Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)
  See Choosing a Share Class – Reductions/Waivers of Sales
Charges for information about certain exceptions to these sales charges.

(d)
  This is the maximum applicable service fee. See Choosing a Share Class –
Distribution and Service Fees for more information.

FUNDamentals™

  Selling and/or Servicing Agents   The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for

example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based

on the applicable sales charge in the table) and the net
asset value of those shares.

To determine the front-end sales charge you will pay when
you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See
Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■

depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■

is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)

Sales charge as a % of the offering price(b)

Sales charge as a % of the net amount invested(b)

Amount retained by or paid to selling and/or servicing agents as a % of the offering price

$0 – $49,999

4.75
%

4.99
%

4.25
%

$50,000 – $99,999

4.50
%

4.71
%

4.00
%

$100,000 – $249,999

3.50
%

3.63
%

3.00
%

$250,000 – $499,999

2.50
%

2.56
%

2.25
%

$500,000 – $999,999

2.00
%

2.04
%

1.75
%

$1,000,000 or more

0.00
%

0.00
%

0.00
%(c)(d)

(a)
  Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of
$50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the
Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■

will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.25% of the offering price per share when you buy Class A shares. The
Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares –
Commission Schedule

Purchase Amount

Commission Level (as a % of net asset value per share)

$1 million – $2,999,999

1.00
%

$3 million – $49,999,999

0.50
%

$50 million or more

0.25
%

Class B and Class C Shares – Sales Charges

You don’t pay a
front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and
Class C shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■

will not be applied to any shares you receive through reinvested distributions, and

■

generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held

Applicable CDSC

One

5.00%

Two

4.00%

Three

3.00%

Four

3.00%

Five

2.00%

Six

1.00%

Seven

none

Eight

none

Nine

Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 5.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it

23

Choosing a Share Class

receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and
Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■

Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■

Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■

  Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■

No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00%
when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales
Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share
Class – Distribution and Service Fees for details.

24

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts
(regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must
notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your
“Immediate Family” and
Account Value Aggregation

For purposes of
reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■

individual accounts,

■

joint accounts,

■

certain IRA accounts,

■

certain health savings accounts,

■

certain trust accounts, and

■

Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

25

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may
be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic
Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions.
Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

26

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the
Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

Distribution Fee

Service Fee(a)

Combined Total(a)

Class A

—

0.25
%

0.25
%

Class B

0.75
%

0.25
%

1.00
%

Class C

0.75
%(b)

0.25
%

1.00
%

(a)

The annual service fee may equal up to 0.15% on net assets attributable to Fund shares issued prior to January 1, 1993 and
0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2007, the blended service fee was 0.24% of the Fund’s average net assets.

(b)
  The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed
0.60% annually.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

27

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The
Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by
financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory
Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See
Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

28

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as
follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer;
(2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

29

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on
business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business
Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed

and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can
obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can
communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders
to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN)
available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

30

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia
Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer
Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account.
This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally
will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.
Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than
$250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy –
Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own)
falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic
Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of
accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

31

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the
Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the
Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact

32

Buying, Selling and Exchanging Shares

the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

33

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class
C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial
Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make
regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest
distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B
or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■

  You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■

  You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

34

Buying, Selling and Exchanging Shares

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic
Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw
funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at
800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

  If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

35

Buying, Selling and Exchanging Shares

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Exchanging Shares

You can
generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia
Fund into which you are exchanging.

Systematic Exchanges

You
may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will
continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.
You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class of shares other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares. No sales charges or other charges will apply to such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Other Exchange Rules
You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

  A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■

The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

36

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to
shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income
(interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution
Schedule

Declarations

monthly

Distributions

monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,”
check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

37

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement
each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities)
and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

38

Financial Highlights

The financial highlights
tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This
information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Strategic Income Fund
– Class A Shares

Year Ended May 31,

  Period Ended May
31, 2003(a)

Year Ended December 31, 2002

2007

2006

2005

2004

Net Asset Value, Beginning of Period

$5.88

$6.15

$6.02

$6.09

$5.63

$5.64

Income from Investment Operations:

Net Investment Income(b)

0.33

0.34

0.36

0.36

0.16

0.38

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts

0.16

(0.15
)

0.25

0.01

0.46

0.05

Total from Investment Operations

0.49

0.19

0.61

0.37

0.62

0.43

Less Distributions Declared to Shareholders:

From Net Investment Income

(0.36
)

(0.46
)

(0.48
)

(0.44
)

(0.16
)

(0.42
)

Return of Capital

—

—

—

—

—

(0.02
)

Total Distributions Declared to Shareholders

(0.36
)

(0.46
)

(0.48
)

(0.44
)

(0.16
)

(0.44
)

Net Asset Value, End of Period

$6.01

$5.88

$6.15

$6.02

$6.09

$5.63

Total Return(c)

8.57
%(d)(e)

3.24
%(d)

10.37
%

6.21
%

11.10
%(f)

7.97
%

Ratios to Average Net Assets/Supplemental Data:

Net Expenses(g)

0.95
%

0.99
%

1.09
%

1.17
%

1.27
%(h)

1.23
%

Waiver/Reimbursement

0.01
%

0.01
%

—

—

—

—

Net Investment Income(g)

5.49
%

5.56
%

5.81
%

5.90
%

6.52
%(h)

6.75
%

Portfolio Turnover Rate

49
%

56
%

57
%

68
%

59
%(f)

62
%

Net Assets, End of Period (000’s)

$
835,878

$
703,746

$
615,772

$
566,269

$
595,223

$
552,737

(a)
The Fund changed its fiscal year end from December 31 to May 31.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)
  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error.
This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.001, respectively.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

39

Financial Highlights

Columbia Strategic Income Fund
– Class B Shares

Year Ended May 31,

Period Ended May 31, 2003(a)

Year Ended December 31, 2002

2007

2006

2005

2004

Net Asset Value, Beginning of Period

$5.88

$6.15

$6.02

$6.09

$5.62

$5.63

Income from Investment Operations:

Net Investment Income(b)

0.28

0.29

0.32

0.32

0.14

0.34

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts

0.16

(0.14
)

0.25

0.01

0.47

0.04

Total from Investment Operations

0.44

0.15

0.57

0.33

0.61

0.38

Less Distributions Declared to Shareholders:

From Net Investment Income

(0.32
)

(0.42
)

(0.44
)

(0.40
)

(0.14
)

(0.37
)

Return of Capital

—

—

—

—

—

(0.02
)

Total Distributions Declared to Shareholders

(0.32
)

(0.42
)

(0.44
)

(0.40
)

(0.14
)

(0.39
)

Net Asset Value, End of Period

$6.00

$5.88

$6.15

$6.02

$6.09

$5.62

Total Return(c)

7.59
%(d)(e)

2.48
%(e)

9.55
%

5.42
%

10.95
%(f)

7.17
%

Ratios to Average Net Assets/Supplemental Data:

Net Expenses(g)

1.70
%

1.74
%

1.84
%

1.92
%

2.02
%(h)

1.98
%

Waiver/Reimbursement

0.01
%

0.01
%

—

—

—

—

Net Investment Income(g)

4.75
%

4.82
%

5.06
%

5.15
%

5.77
%(h)

6.00
%

Portfolio Turnover Rate

49
%

56
%

57
%

68
%

59
%(f)

62
%

Net Assets, End of Period (000’s)

$
217,270

$
295,983

$
349,975

$
408,345

$
484,540

$
456,563

(a)
The Fund changed its fiscal year end from December 31 to May 31.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error.
This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.001, respectively.

(e)
  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

40

Financial Highlights

Columbia Strategic Income Fund
– Class C Shares

Year Ended May 31,

Period Ended May 31, 2003(a)

Year Ended December 31, 2002

2007

2006

2005

2004

Net Asset Value, Beginning of Period

$5.89

$6.15

$6.02

$6.09

$5.63

$5.64

Income from Investment Operations:

Net Investment Income(b)

0.29

0.30

0.32

0.33

0.14

0.35

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts

0.15

(0.13
)

0.26

0.01

0.46

0.04

Total from Investment Operations

0.44

0.17

0.58

0.34

0.60

0.39

Less Distributions Declared to Shareholders:

From Net Investment Income

(0.32
)

(0.43
)

(0.45
)

(0.41
)

(0.14
)

(0.38
)

Return of Capital

—

—

—

—

—

(0.02
)

Total Distributions Declared to Shareholders

(0.32
)

(0.43
)

(0.45
)

(0.41
)

(0.14
)

(0.40
)

Net Asset Value, End of Period

$6.01

$5.89

$6.15

$6.02

$6.09

$5.63

Total Return(c)(d)

7.74
%(e)

2.79
%

9.71
%

5.57
%

10.82
%(f)

7.32
%

Ratios to Average Net Assets/Supplemental Data:

Net Expenses(g)

1.55
%

1.59
%

1.69
%

1.77
%

1.87
%(h)

1.83
%

Waiver/Reimbursement

0.16
%

0.16
%

0.15
%

0.15
%

0.15
%(h)

0.15
%

Net Investment Income(g)

4.89
%

4.95
%

5.21
%

5.31
%

5.92
%(h)

6.15
%

Portfolio Turnover Rate

49
%

56
%

57
%

68
%

59
%(f)

62
%

Net Assets, End of Period (000’s)

$
106,401

$
72,221

$
51,488

$
41,520

$
45,572

$
38,923

(a)
The Fund changed its fiscal year end from December 31 to May 31.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)
  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error.
This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.001, respectively.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

41

Hypothetical Fees and Expenses

The following
supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and
Expenses” amounts shown would be higher.

Columbia Strategic Income Fund – Class A Shares

Maximum Initial Sales Charge 4.75%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

  Hypothetical Year-End   Balance After   Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

0.96%

-0.90%
(b)

$9,909.81

$568.29

2

10.25%

0.96%

3.10%

$10,310.17

$97.06

3

15.76%

0.96%

7.27%

$10,726.70

$100.98

4

21.55%

0.96%

11.60%

$11,160.06

$105.06

5

27.63%

0.96%

16.11%

$11,610.92

$109.30

6

34.01%

0.96%

20.80%

$12,080.00

$113.72

7

40.71%

0.96%

25.68%

$12,568.04

$118.31

8

47.75%

0.96%

30.76%

$13,075.78

$123.09

9

55.13%

0.96%

36.04%

$13,604.05

$128.06

10

62.89%

0.96%

41.54%

$14,153.65

$133.24

Total Gain After Fees & Expenses

$4,153.65

Total Annual Fees & Expenses Paid

$1,597.09

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)
Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Strategic Income Fund – Class B Shares

Maximum Initial Sales Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

  Hypothetical Year-End   Balance After   Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

1.71%

3.29%

$10,329.00

$173.81

2

10.25%

1.71%

6.69%

$10,668.82

$179.53

3

15.76%

1.71%

10.20%

$11,019.83

$185.44

4

21.55%

1.71%

13.82%

$11,382.38

$191.54

5

27.63%

1.71%

17.57%

$11,756.86

$197.84

6

34.01%

1.71%

21.44%

$12,143.66

$204.35

7

40.71%

1.71%

25.43%

$12,543.19

$211.07

8

47.75%

1.71%

29.56%

$12,955.86

$218.02

9

55.13%

0.96%

34.79%

$13,479.28

$126.89

10

62.89%

0.96%

40.24%

$14,023.84

$132.01

Total Gain After Fees and Expenses

$4,023.84

Total Annual Fees and Expenses Paid

$1,820.50

Columbia Strategic Income Fund – Class C Shares

Maximum Initial Sales Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

1.71%

3.29%

$10,329.00

$173.81

2

10.25%

1.71%

6.69%

$10,668.82

$179.53

3

15.76%

1.71%

10.20%

$11,019.83

$185.44

4

21.55%

1.71%

13.82%

$11,382.38

$191.54

5

27.63%

1.71%

17.57%

$11,756.86

$197.84

6

34.01%

1.71%

21.44%

$12,143.66

$204.35

7

40.71%

1.71%

25.43%

$12,543.19

$211.07

8

47.75%

1.71%

29.56%

$12,955.86

$218.02

9

55.13%

1.71%

33.82%

$13,382.11

$225.19

10

62.89%

1.71%

38.22%

$13,822.38

$232.60

Total Gain After Fees and Expenses

$3,822.38

Total Annual Fees and Expenses Paid

$2,019.39

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Notes

44

Notes

45

Notes

46

Columbia Strategic Income Fund

For More
Information

You’ll find more information about Columbia Strategic Income Fund and the other Columbia Funds in the documents described below. Contact
Columbia Funds as follows to obtain these documents free of charge:

By Mail:

Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to
Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA
02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed
information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR
Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the
Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds
Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Strategic Income Fund

Prospectus, October 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/135312-1007

Columbia Funds Class J Shares

Prospectus

Advised by Columbia Management Advisors, LLC

October 1, 2007 Columbia Strategic Income Fund

NOT FDIC-INSURED

NOT BANK ISSUED

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED

MAY LOSE VALUE

Fund
shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Strategic Income Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first
summarizes the key characteristics of the Fund, including:

■

investment objective,

■

principal investment strategies and risks,

■

year-by-year performance information,

■

fees and expenses, and

■

a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■

  a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest,
and

■

a description of the Fund’s Class J shares offered by this prospectus.

Later sections of the
prospectus talk about the details of investing in the Fund, including:

■

how to buy and sell shares of the Fund, and

■

how you will receive your investment proceeds.

The
prospectus also includes:

■

information about how federal and certain other taxes may affect your investment,

■

highlights of the Fund’s financial information, and

■

hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■

  “FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■

a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■

graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is
the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Strategic Income Fund

FUNDimensions™

Columbia Strategic Income Fund

Investment Objective:

Total return, consisting of current income and capital appreciation

Investment Style:

Multisector Bond

Benchmark:

  Lehman Brothers Government/Credit Bond Index

Ticker Symbols:

Class J: CLSJX

Principal Risks:

Investment strategy risk

Market risk

Low and below investment
grade securities risk

Interest rate risk

Credit risk

Foreign securities risk

Currency risk

Emerging market securities risk

U.S. Government obligations risk

Mortgage-backed securities risk

Asset-backed securities risk

Reinvestment risk

Dollar rolls risk

Derivatives risk

FUNDamentals™

Fixed Income
Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a
suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation.
The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial condition, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia Strategic Income Fund

FUNDamentals™

U.S. Treasury
and U.S. Government Obligations

U.S. Treasury obligations are backed by the full
faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and
Asset-Backed Securities

Mortgage-backed securities represent interests in, or are
backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or
lease receivables.

FUNDamentals™

Foreign
Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging
Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America and Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Investment Grade
and Below Investment Grade Securities

Investment grade securities include
securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

6

Columbia Strategic Income Fund

Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or
Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies;
the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting,

7

Columbia Strategic Income Fund

auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle
East, Asia, Latin America and Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities.
Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National
Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other

8

Columbia Strategic Income Fund

things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the

underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility.
The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the
Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

9

Columbia Strategic Income Fund

Performance Information

The following bar chart and table show you how the
Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future. The Fund’s performance for periods prior to November 2, 1998 represents the performance of the Fund’s Class A shares(a).

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class J shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

(a)

The inception date of the Fund’s Class J shares is November 2, 1998. For periods prior to November 2, 1998, the performance of the Fund’s Class J shares represents the performance of the Fund’s Class A shares, which commenced operations on April 21, 1977. The returns shown above do not reflect any expense differences between the
Fund’s Class A and Class J shares, and would be lower if they did.

*
Year-to-date return as of June 30, 2007: 1.65%

Best and Worst Quarterly Returns During this Period

Best:

2nd quarter 2003:

7.47%

Worst:

2nd quarter 2004:

-2.25%

FUNDamentals™

Fund
Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

10

Columbia Strategic Income Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class J
shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the
Lehman Brothers Government/Credit Bond Index, an unmanaged index that tracks the performance of US government and corporate bonds rated investment grade or better with maturities of at least one year. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years(a)

Class J shares returns before taxes

3.18%

7.89%

5.51%

Class J shares returns after taxes on distributions

1.10%

5.27%

2.52%

Class J shares returns after taxes on distributions and sale of Fund shares

2.01%

5.18%

2.79%

Lehman Brothers Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)

3.78%

5.17%

6.26%

(a)

The inception date of the Fund’s Class J shares is November 2, 1998. For periods prior to November 2, 1998, the performance of the Fund’s Class J shares represents the performance of the Fund’s Class A shares, which commenced operations on April 21, 1977. The returns shown above do not reflect any expense or sale charge differences between the Fund’s Class A and Class J shares, and would be lower if they did.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

11

Columbia Strategic Income Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class J shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the
Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank
of America. See About Class J Shares – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

12

Columbia Strategic Income Fund

Shareholder Fees (paid directly from your investment)

Class J Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

3.00%

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class J Shares

Management fees(a)

0.54
%

Distribution and service fees(b)

0.59
%

Other expenses(c)

0.19
%

Acquired fund fees and expenses

—

Total annual Fund operating expenses

1.32
%

(a)

The Fund pays an investment advisory fee of 0.54%. The Advisor has implemented a breakpoint schedule for the
Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.

(b)

The annual service fee portion of the distribution and service fees may equal up to 0.15% on net assets attributable to shares issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates.

(c)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

13

Columbia Strategic Income Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class J shares of the Fund for the periods indicated,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class J Shares

$
430

$
706

$
1,002

$
1,843

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

14

Columbia Strategic Income Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s
Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that
aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest
uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending
Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s
portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the
Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2007, the Advisor had assets under management of approximately $356.1 billion. The
Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its
investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to
0.54% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the period ended November 30, 2006.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility
(subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Laura A. Ostrander

Service with the Fund since September 2000

Investment management experience since 1985

Senior Vice President of the Advisor, and Columbia

Management associated since December 1996.

Thomas A. LaPointe

Service with the Fund since June 2005

Investment management experience since 1994

Senior Vice President of the Advisor, and Columbia

Management associated since February 1999.

Kevin L. Cronk

Service with the Fund since June 2005

Investment management experience since 1994

Senior Vice President of the Advisor, and Columbia

Management associated since August 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its
affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company,
engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional
information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –
Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America
Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the Distributor) (collectively, the Columbia Group) entered into an Assurance of Discontinuance with the New York Attorney General (NYAG) (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (SEC) (the SEC Order) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the
Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds)
and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to
the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on
April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at
http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various
parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of
America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds
Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b)
and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action
was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit).
The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and
the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February
14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On
September 18, 2007, the District Court approved the settlement, to be effective following the expiration of the appeal period. The funds’ adviser and/or its affiliates will be required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

About Class J Shares

Description of the Share Class

Share Class
Features

The Fund offers one class of shares in this prospectus: Class J shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class J shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class J Shares

Eligible Investors and Minimum Initial Investments

Class J shares are available only to residents or citizens of Japan. The minimum initial investment amount for eligible investors is $1,000. See Buying and Selling Shares – Opening an Account and Placing Orders for details.

Investment Limits

none

Conversion Features

none

Front-End Sales Charges(a)

3.00% maximum, declining to 1.00%

Contingent Deferred Sales Charges (CDSCs)

none

Distribution and Service Fees

0.35% distribution fee 0.25% service fee(b)

(a)
  See About Class J Shares – Reductions of Sales
Charges for information about certain exceptions to these sales charges.

(b)
  This is the maximum applicable service fee. See About Class J Shares –
Distribution and Service Fees for more information.

FUNDamentals™

  Selling and/or Servicing Agents       The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class J Shares

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class J Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class J shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See About Class J Shares – Reductions of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset
value per share plus any front-end sales charge that applies.

■  The net
asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference

between the offering price of the shares you buy (based on
the applicable sales charge in the table) and the net asset value of those shares.

To
determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See About Class J Shares – Reductions of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class J shares:

■

depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■

is based on the total amount of your purchase and the value of your account.

Class J Shares – Front-End Sales Charge – Breakpoint Schedule

Amount of shares bought(a)

Sales charge as a % of the offering price(b)

Sales charge as a % of the net amount invested(b)

Amount retained by or paid to selling and/or servicing agents as a % of the offering price

0 – 9,999

3.00%

3.09%

3.00%

10,000 – 49,999

2.00%

2.04%

2.00%

50,000 or more

1.00%

1.01%

1.00%

(a)
  Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

Class J Shares – Commissions

The Distributor may pay your selling
and/or servicing agent an up-front commission of up to 3.00% of the offering price per share when you buy Class J shares. The Distributor funds the commission through the applicable sales charge.

22

About Class J Shares

Reductions of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class J shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class J shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost
(i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your
“Immediate Family” and

Account Value Aggregation

For purposes of reaching obtaining a Class J shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■

individual accounts,

■

joint accounts,

■

certain IRA accounts,

■

certain health savings accounts,

■

certain trust accounts, and

■

Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

About Class J Shares

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the
Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

Distribution Fee

Service Fee(a)

Combined Total(a)

Class J

0.35%

0.25%

0.60%

(a)

The annual service fee may equal up to 0.15% on net assets attributable to Fund shares issued prior to January 1, 1993 and
0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2007, the blended service fee was 0.24% of the Fund’s average net assets.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

24

About Class J Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The
Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder
servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the
Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by
SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other
Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the
Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

25

Buying and Selling Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer;
(2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying and Selling Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying and selling shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy or sell shares are processed on business
days. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business
Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion
signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC.
These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Customer Identification Program

Federal law requires the Fund to obtain and
record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Cash Flows

The
timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact

27

Buying and Selling Shares

in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund
reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a
“round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of
Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive
Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries
apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions
and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

28

Buying and Selling Shares

To the extent that the Fund invests
significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time.
This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

29

Buying and Selling Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy and sell shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent.

Buying Shares

Eligible Investors

Class J shares are available only to residents or citizens of Japan.

Minimum Initial Investments

There minimum initial investment for Class J shares is $1,000.

Minimum Additional Investments

There is no minimum additional investment
for Class J shares.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■

  You generally buy Class J shares at the public offering price per share because purchases of Class J shares are generally subject to a front-end sales charge.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

  If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to
shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income
(interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any U.S. federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution
Schedule

Declarations

monthly

Distributions

monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

You should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution also may be subject to U.S. federal income tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a
statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

In general, if you are a shareholder that is a “foreign person” within the meaning of the U.S. Internal Revenue Code, dividends (other than capital gain dividends) paid to you by the Fund are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Fund does not intend to make such designations. It is currently unclear whether
Congress will act to extend these withholding exemptions for taxable years of the Fund beginning on or after January 1, 2008. Capital gain dividends generally will not be subject to withholding.

■

If you are a shareholder that is a foreign person, in general, you will not be subject to U.S. federal income tax on gains (and will not be allowed a deduction for losses) realized on the sale or exchange of Fund shares (including redemptions of Fund shares where you are paid in securities) or on distributions of the Fund’s net long-term capital gains (“capital gain dividends”). However, you should consult your tax advisor concerning the possibility that you may be subject to U.S. federal income tax on gains realized upon the sale or exchange of Fund shares and/or on capital gain dividends, for instance, if you are present in the U.S. for more than 182 days during the taxable year (and certain other conditions apply), or if any such gain or distribution is “effectively connected” with the conduct of a trade or business carried on by you within the U.S.

■

If you are a shareholder that is a foreign person, you must comply with special certification and filing requirements in order to qualify for exemption from the backup withholding tax rates under income tax treaties. You should consult your tax advisor in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability, provided the appropriate information is furnished to the U.S. Internal Revenue Service. Please see the SAI for additional information applicable to foreign shareholders in the Fund.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S.
federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights
table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This
information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Strategic Income Fund
– Class J Shares

Year Ended May 31,

Period Ended May 31, 2003(a)

Year Ended December 31, 2002

2007

2006

2005

2004

Net Asset Value, Beginning of Period

$5.87

$6.14

$6.01

$6.08

$5.62

$5.63

Income from Investment Operations:

Net investment income(b)

0.30

0.31

0.34

0.34

0.15

0.36

Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts

0.16

(0.14
)

0.25

0.01

0.46

0.05

Total from Investment Operations

0.46

0.17

0.59

0.35

0.61

0.41

Less Distributions Declared to Shareholders:

From net investment income

(0.34
)

(0.44
)

(0.46
)

(0.42
)

(0.15
)

(0.40
)

Return of capital

—

—

—

—

—

(0.02
)

Total Distributions Declared to Shareholders

(0.34
)

(0.44
)

(0.46
)

(0.42
)

(0.15
)

(0.42
)

Net Asset Value, End of Period

$5.99

$5.87

$6.14

$6.01

$6.08

$5.62

Total return(c)

8.00
%(d)(e)

2.88
%(e)

10.01
%

5.88
%

10.97
%(f)

7.61
%

Ratios to Average Net Assets/ Supplemental Data:

Net expenses(g)

1.31
%

1.37
%

1.44
%

1.52
%

1.62
%(h)

1.58
%

Waiver/Reimbursement

0.01
%

0.01
%

—

—

—

—

Net investment income(g)

5.14
%

5.19
%

5.46
%

5.55
%

6.17
%(h)

6.40
%

Portfolio turnover rate

49
%

56
%

57
%

68
%

59
%(f)

62
%

Net assets, end of period (000’s)

$
129,706

$
173,101

$
212,131

$
229,179

$
258,057

$
271,733

(a)
The Fund changed its fiscal year end from December 31 to May 31.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(d)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error.
This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.001, respectively.

(e)
  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

33

Hypothetical Fees and Expenses

The following
supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class J shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End
Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Strategic Income Fund
– Class J Shares

Maximum Initial Sales Charge 3.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

1.32%

0.57%
(b)

$10,056.96

$430.40

2

10.25%

1.32%

4.27%

$10,427.06

$135.19

3

15.76%

1.32%

8.11%

$10,810.77

$140.17

4

21.55%

1.32%

12.09%

$11,208.61

$145.33

5

27.63%

1.32%

16.21%

$11,621.08

$150.68

6

34.01%

1.32%

20.49%

$12,048.74

$156.22

7

40.71%

1.32%

24.92%

$12,492.13

$161.97

8

47.75%

1.32%

29.52%

$12,951.85

$167.93

9

55.13%

1.32%

34.28%

$13,428.47

$174.11

10

62.89%

1.32%

39.23%

$13,922.64

$180.52

Total Gain After Fees & Expenses

$3,922.64

Total Annual Fees & Expenses Paid

$1,842.51

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)
Reflects deduction of the maximum initial sales charge.

34

Notes

35

Notes

36

Notes

37

Columbia Strategic Income Fund

For More
Information

You’ll find more information about Columbia Strategic Income Fund and the other Columbia Funds in the documents described below. Contact
Columbia Funds as follows to obtain these documents free of charge:

By Mail:

Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the
Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s
Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC,
One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review
and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at
202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Strategic Income Fund

Prospectus, October 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/135313-1007

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC

October 1, 2007

Columbia Strategic Income Fund

NOT FDIC-INSURED

NOT BANK ISSUED

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED

MAY LOSE VALUE

Fund
shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Strategic Income Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first
summarizes the key characteristics of the Fund, including:

■

investment objective,

■

principal investment strategies and risks,

■

year-by-year performance information,

■

fees and expenses, and

■

a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■

  a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest,
and

■

a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the
prospectus talk about the details of investing in the Fund, including:

■

how to buy, sell and exchange shares of the Fund, and

■

how you will receive your investment proceeds.

The
prospectus also includes:

■

information about how federal and certain other taxes may affect your investment,

■

highlights of the Fund’s financial information, and

■

hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■

  “FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■

a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■

graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the
Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to
be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives,
risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Strategic Income Fund

FUNDimensions™

Columbia Strategic Income Fund

Investment Objective:

Total return, consisting of current income and capital appreciation

Investment Style:

Multisector Bond

Benchmark:

  Lehman Brothers Government/ Credit Bond Index

Ticker Symbols:

Class Z: LSIZX

Principal Risks:

Investment strategy risk

Market risk

Low and below investment
grade securities risk

Interest rate risk

Credit risk

Foreign securities risk

Currency risk

Emerging market securities risk

U.S. Government obligations risk

Mortgage-backed securities risk

Asset-backed securities risk

Reinvestment risk

Dollar rolls risk

Derivatives risk

FUNDamentals™

Fixed Income
Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a
suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

  Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation.
The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial condition, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia Strategic Income Fund

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith
and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative
securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose
economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America and Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that
are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

6

Columbia Strategic Income Fund

 Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies;
the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting,

7

Columbia Strategic Income Fund

auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle
East, Asia, Latin America and Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage- backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities.
Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National
Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

  Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the

8

Columbia Strategic Income Fund

interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index.
The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investments and strategies, see the SAI.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

9

Columbia Strategic Income Fund

Performance Information

The following bar chart and table show you how the
Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future. The Fund’s performance for periods prior to January 29, 1999 represents the performance of the Fund’s Class A shares(a).

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

(a)

The inception date of the Fund’s Class Z shares is January 29, 1999. For periods prior to January 29, 1999, the performance of the Fund’s Class Z shares represents the performance of the Fund’s Class A shares, which commenced operations on April 21, 1977. The returns shown above do not reflect any expense differences between the Fund’s Class A and Class Z shares, and would be lower if they did.

*
Year-to-date return as of June 30, 2007: 1.98%

Best and Worst Quarterly Returns During this Period

Best:

2nd quarter 2003:

7.66%

Worst:

2nd quarter 2004:

-2.13%

FUNDamentals™

Fund
Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

10

Columbia Strategic Income Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z
shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the
Lehman Brothers Government/Credit Bond Index, an unmanaged index that tracks the performance of US government and corporate bonds rated investment grade or better with maturities of at least one year. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years(a)

Class Z shares returns before taxes

7.08%

9.12%

6.28%

Class Z shares returns after taxes on distributions

4.67%

6.24%

3.08%

Class Z shares returns after taxes on distributions and sale of Fund shares

4.54%

6.09%

3.32%

Lehman Brothers Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)

3.78%

5.17%

6.26%

(a)

The inception date of the Fund’s Class Z shares is January 29, 1999. For periods prior to January 29, 1999, the performance of the Fund’s Class Z shares represents the performance of the Fund’s Class A shares, which commenced operations on April 21, 1977. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. The returns shown above do not reflect any expense differences between the Fund’s Class A and Class Z shares, and would be lower if they did.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as certain 401(k) plans or IRAs.

11

Columbia Strategic Income Fund

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the
Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the
Fund’s share classes, including affiliates of Bank of America.

■  other
expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

12

Columbia Strategic Income Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares

Management fees(a)

0.54%

Distribution and service fees

0.00%

Other expenses(b)

0.18%

Acquired fund fees and expenses

—

Total annual Fund operating expenses

0.72%

(a)

The Fund pays an investment advisory fee of 0.54%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.

(b)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

13

Columbia Strategic Income Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class Z Shares

$
74

$
230

$
401

$
894

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

14

Columbia Strategic Income Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s
Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that
aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest
uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending
Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s
portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is
located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2007, the Advisor had assets under management of approximately $356.1 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its
investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to
0.54% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the period ended November 30, 2006.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility
(subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Laura A. Ostrander

Service with the Fund since September 2000

Investment management experience since 1985

Senior Vice President of the Advisor, and Columbia Management associated since
December 1996.

Thomas A. LaPointe

Service with the Fund since June 2005

Investment management experience since 1994

Senior
Vice President of the Advisor, and Columbia

Management associated since February 1999.

Kevin L. Cronk

Service with the Fund since June 2005

Investment management
experience since 1994

Senior Vice President of the Advisor, and Columbia Management associated since August 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA
02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer
Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its
affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company,
engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional
information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –
Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital
Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the Distributor) (collectively, the Columbia Group) entered into an
Assurance of Discontinuance with the New York Attorney General (NYAG) (the NYAG Settlement) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (SEC) (the SEC Order) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the
Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds)
and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to
the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on
April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at
http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of
America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds
Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b)
and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action
was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit).
The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and the
Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February
14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On
September 18, 2007, the District Court approved the settlement, to be effective following the expiration of the appeal period. The funds’ adviser and/or its affiliates will be required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits

none

Conversion Features

none

Front-End Sales Charges

none

Contingent Deferred Sales Charges (CDSCs)

none

Distribution and Service Fees

none

FUNDamentals™

  Selling and/or Servicing Agents       The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The
Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its
Affiliates – Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.
The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on
business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business
Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges
Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia
Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call
800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of
shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

24

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia
Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer
Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account.
This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds generally will
automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.
Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than
$250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call
800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

25

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the
Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the
Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

26

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions
and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

27

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares
in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only
available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum
Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■

  Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds
Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■

Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■

Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those

28

Buying, Selling and Exchanging Shares

services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call
Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in
“good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■

  You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of
$7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737.
It may take up to three business days for the sale proceeds to be received by

29

Buying, Selling and Exchanging Shares

your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw
funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with
in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash.
Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

  If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Exchanging Shares

You can
generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia
Fund into which you are exchanging.

Systematic Exchanges

You
may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance
is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales

30

Buying, Selling and Exchanging Shares

charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to
shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income
(interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations

monthly

Distributions

monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,”
check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement
each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities)
and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges)
and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table
is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information
has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Strategic Income Fund
– Class Z Shares

Year Ended May 31,

Period Ended May 31, 2003(a)

Year Ended December 31, 2002

2007

2006

2005

2004

Net Asset Value, Beginning of Period

$5.83

$6.10

$5.98

$6.05

$5.59

$5.62

Income from Investment Operations:

Net Investment Income(b)

0.34

0.34

0.37

0.38

0.17

0.39

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts

0.15

(0.13
)

0.25

0.01

0.45

0.03

Total from Investment Operations

0.49

0.21

0.62

0.39

0.62

0.42

Less Distributions Declared to Shareholders:

From Net Investment Income

(0.37
)

(0.48
)

(0.50
)

(0.46
)

(0.16
)

(0.43
)

Return of Capital

—

—

—

—

—

(0.02
)

Total Distributions Declared to Shareholders

(0.37
)

(0.48
)

(0.50
)

(0.46
)

(0.16
)

(0.45
)

Net Asset Value, End of Period

$5.95

$5.83

$6.10

$5.98

$6.05

$5.59

Total Return(c)

8.73
%(d)(e)

3.51
%(e)

10.53
%

6.52
%

11.29
%(f)

7.87
%

Ratios to Average Net Assets/Supplemental Data:

Net Expenses(g)

0.71
%

0.75
%

0.85
%

0.93
%

1.03
%(h)

0.99
%

Waiver/Reimbursement

0.01
%

0.01
%

—

—

—

—

Net Investment Income(g)

5.73
%

5.76
%

6.05
%

6.15
%

6.76
%(h)

6.99
%

Portfolio Turnover Rate

49
%

56
%

57
%

68
%

59
%(f)

62
%

Net Assets, End of Period (000’s)

$524,975

$308,295

$46,698

$1,150

$1,188

$3

(a)
The Fund changed its fiscal year end from December 31 to May 31.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
Total return at net asset value assuming all distributions reinvested.

(d)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error.
This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.001, respectively.

(e)
  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

34

Hypothetical Fees and Expenses

The following
supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End
Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Strategic Income Fund
– Class Z Shares

Maximum Initial Sales Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

0.72%

4.28%

$10,428.00

$73.54

2

10.25%

0.72%

8.74%

$10,874.32

$76.69

3

15.76%

0.72%

13.40%

$11,339.74

$79.97

4

21.55%

0.72%

18.25%

$11,825.08

$83.39

5

27.63%

0.72%

23.31%

$12,331.19

$86.96

6

34.01%

0.72%

28.59%

$12,858.97

$90.68

7

40.71%

0.72%

34.09%

$13,409.33

$94.57

8

47.75%

0.72%

39.83%

$13,983.25

$98.61

9

55.13%

0.72%

45.82%

$14,581.74

$102.83

10

62.89%

0.72%

52.06%

$15,205.83

$107.24

Total Gain After Fees & Expenses

$5,205.83

Total Annual Fees & Expenses Paid

$894.49

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

Notes

36

Notes

37

Notes

38

Columbia Strategic Income Fund

For More
Information

You’ll find more information about Columbia Strategic Income Fund and the other Columbia Funds in the documents described below. Contact
Columbia Funds as follows to obtain these documents free of charge:

By

Mail: Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to
Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA
02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed
information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR
Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the
Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds
Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Strategic Income Fund

Prospectus, October 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/135413-1007

Columbia Management®

COLUMBIA FUNDS SERIES TRUST I

Class A, Class B, Class C, Class J and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2007

Fixed Income Funds

Columbia High Yield Opportunity Fund

Columbia Strategic Income Fund

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated October 1, 2007. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated May 31, 2007, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiafunds.com.

INT-39/135329-1007

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•

the organization of the Trust;

•

the Funds’ investments;

•

  the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•

the governance of the Funds;

•

Funds’ brokerage practices;

•

the share classes offered by the Funds;

•

the purchase, redemption and pricing of Fund shares; and

•

the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act

Securities Act of 1933, as amended

1934 Act

Securities Exchange Act of 1934, as amended

1940 Act

Investment Company Act of 1940, as amended

Administration Agreement

The administration agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator

Columbia Management Advisors, LLC

Advisor

Columbia Management Advisors, LLC

AMEX

American Stock Exchange

BAI

Banc of America Investment Services, Inc.

BAS

Banc of America Securities LLC

Bank of America

Bank of America Corporation

BFDS/DST

Boston Financial Data Services, Inc./DST Systems, Inc.

Board

The Trust’s Board of Trustees

CEA

Commodity Exchange Act

CFTC

Commodity Futures Trading Commission

CMOs

Collateralized mortgage obligations

Code

Internal Revenue Code of 1986, as amended

Codes of Ethics

The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex

The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management
Distributors, Inc., as that term is defined under Item 12 of Form N-1A

Columbia Funds or Columbia Funds Family

The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.

Custodian

State Street Bank and Trust Company

Distributor

Columbia Management Distributors, Inc.

Distribution Agreement

The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)

One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC

Federal Deposit Insurance Corporation

FHLMC

Federal Home Loan Mortgage Corporation

Fitch

Fitch Investors Service, Inc.

FNMA

Federal National Mortgage Association

The Fund(s) or a Fund

One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

GNMA

Government National Mortgage Association

High Yield Opportunity Fund

Columbia High Yield Opportunity Fund

Independent Trustees

The Trustees of the Board who are not “interested persons” of the Funds as defined in the 1940 Act

Interested Trustee

The Trustee of the Board who is an “interested person” of the Funds as defined in the 1940 Act

International/Global Equity Fund(s)

One or more of the international/global equity funds in the Columbia Funds Family

Investment Advisory Agreement

The investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor

IRS

United States Internal Revenue Service

LIBOR

London Interbank Offered Rate

Money Market Fund(s)

One or more of the money market funds in the Columbia Funds Family

Moody’s

Moody’s Investors Service, Inc.

NASDAQ

National Association of Securities Dealers Automated Quotations system

NRSRO

Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC

National Securities Clearing Corporation

NYSE

New York Stock Exchange

Principal Underwriter

Columbia Management Distributors, Inc.

REIT

Real estate investment trust

RIC

A “registered investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P

Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the
Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI

This Statement of Additional Information

SEC

United States Securities and Exchange Commission

Selling Agent(s)

One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)

One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Strategic Income Fund

Columbia Strategic Income Fund

Transfer Agent

Columbia Management Services, Inc.

Transfer Agency Agreement

The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.

The Trust

Columbia Funds Series Trust I, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)

One or more of the Board’s Trustees

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds
Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $356.1 billion as of June 30, 2007.

The Trust was organized as a Massachusetts business trust in 1987. On September 23, 2005, the Trust changed its name from Columbia Funds Trust IX to its current name. On October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

Each of the Funds represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of May 31st.

Prior to March 27, 2006 (the High Yield Opportunity Reorganization Date), the High Yield Opportunity Fund was organized as a series of Columbia Funds
Trust I, a Massachusetts business trust (the Predecessor Trust). The information provided for the High Yield Opportunity Fund in this SAI for periods prior to the High Yield Opportunity Reorganization Date relates to the corresponding series of the
Predecessor Trust. Prior to September 26, 2005 (the Strategic Income Reorganization Date), the Strategic Income Fund was organized as a series of the Predecessor Trust. The information provided for the Strategic Income Fund in this SAI for periods prior to the Strategic Income Reorganization Date relates to the corresponding series of the Predecessor Trust.

High Yield Opportunity
Fund offers four classes of shares, as described in Capital Stock and Other Securities. On October 21, 1971, High Yield Opportunity Fund commenced offering Class A shares. On June 8, 1992, High Yield Opportunity Fund commenced offering
Class B shares. On January 15, 1996, High Yield Opportunity Fund commenced offering Class C shares. On January 8, 1999, High Yield Opportunity Fund commenced offering Class Z shares. Effective October 13, 2003, High Yield Opportunity Fund changed its name from Liberty High Yield Securities Fund to its current name. Effective July 14, 2000, High Yield Opportunity Fund changed its name from Colonial High Yield Securities Fund to Liberty High Yield Securities Fund.

Strategic Income Fund offers five classes of shares, as described in Capital Stock and Other Securities. On April 22, 1977, Strategic
Income Fund commenced offering Class A shares. On May 15, 1992, Strategic Income Fund commenced offering Class B shares. On July 1, 1997, Strategic Income Fund commenced offering Class C shares. On November 2, 1998, Strategic Income Fund commenced offering Class J shares. On January 29, 1999, Strategic Income Fund commenced offering Class Z shares.

For information regarding
the Trust’s annual shareholder meetings, see Capital Stock and Other Securities — Voting Rights and Shareholder Meetings.

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each
Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and
Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and
“non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Fund’s prospectuses. A fundamental policy may be changed only with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.
Purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, and (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the
U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; or

7. Purchase securities (except securities issued or guaranteed by the
U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Non-Fundamental Investment Policies

1. The Strategic Income Fund may not acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

2. Each Fund may not invest more
than 15% of its net assets in illiquid securities.

3. The Funds may not sell securities short, except as permitted by the
1940 Act, the rules and regulation thereunder and any applicable exemptive relief.

In addition, the Strategic Income Fund will, so long as
its shares are being offered for sale in Japan, comply with the following standards of selection of the Japan Securities Dealers Association:

1. More than 50% of the total number of outstanding shares of stock of any one company may not be acquired on behalf of all funds managed by the Advisor.

2. Borrowing may not be made if it will result in an aggregate amount of borrowing outstanding in excess of 10% of the net assets of the
Fund, except in the case of a merger, etc., when this 10% may be temporarily exceeded; and

3. The Fund will not invest in
equity securities.

If any violation of the foregoing standards occurs, the Strategic Income Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest, including those described in each Fund’s prospectus. A Fund generally has the ability to invest 10% or more of its total assets in the types of securities described in its prospectuses. To the extent a type of security identified below for a
Fund is not described in a Fund’s prospectuses, the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type

High Yield Opportunity Fund

Strategic Income Fund

Asset-Backed Securities

✓

✓

Bank Obligations (Domestic and Foreign)

✓

✓

Common Stock

✓

Convertible Securities

✓

✓

Corporate Debt Securities

✓

✓

Derivatives

✓

✓

Index or Linked Securities (Structured Products)

✓

✓

Futures Contracts and Options on Futures Contracts

✓

✓

Stock Options and Stock Index Options

✓

✓

Swap Agreements

✓

✓

Dollar Rolls

✓

✓

Foreign Currency Transactions

✓

✓

Foreign Securities

✓

✓

Illiquid Securities

✓

✓

Investments in Other Investment Companies

✓

Low and Below Investment Grade Securities

✓

✓

Money Market Instruments

✓

✓

Mortgage-Backed Securities

✓

✓

Municipal Securities

✓

✓

Participation Interests

✓

✓

Preferred Stock

✓

Private Placement and Other Restricted Securities

✓

✓

Real Estate Investment Trusts and Master Limited Partnerships

✓

✓

Repurchase Agreements

✓

✓

Reverse Repurchase Agreements

✓

✓

Stripped Securities

✓

✓

U.S. Government and Related Obligations

✓

✓

Variable- and Floating-Rate Obligations

✓

✓

Warrants and Rights

✓

When-Issued, Delayed Delivery and Forward Commitment Transactions

✓

✓

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

✓

✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or
CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to
such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation.
Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that:
(i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit
of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline quickly.

Convertible Securities

Convertible securities
include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such,

convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and
maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities
is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due.
Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated)
securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are
financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500
Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives
for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives
presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives.
These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured
Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act.
Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-,
Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the
S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and /or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility.
The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES),
Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class.
Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time at a stated price. The specific securities or other assets delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the CEA by the CFTC, a U.S. Government agency.

Traders in futures contracts may be
broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a
Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as
“initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.
Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,”
“selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price
movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges—principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury
Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the
Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the
use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has
designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A
Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund
is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a
Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts.
Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the
Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the

exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends
on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s
ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a
Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in
options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a
Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps.
High Yield Opportunity Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities)
and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a
Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S.
dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are
“foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global
Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or
“unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the
United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Illiquid Securities

Illiquid securities are defined by the Fund consistent with SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing
in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act
and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services—Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and
(iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and
below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below
investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A
Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by GNMA, the FNMA, or the FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated
maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities
include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities
may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period.
Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand
obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are
tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are
participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most
municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Fund purchases municipal
securities whose interest, in the opinion of bond counsel, is free from applicable taxation. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security

could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation
interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•

  Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

•

Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•

  Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed.
Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that
“cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•

  Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks
applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities.
Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment
Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties.
A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities
are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal
Securities (STRIPs) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates.
Treasury Investor Growth Receipts (TIGERs) are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related
obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater

credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are
types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at
a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with
respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in committed and uncommitted lines of
credit (Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Pursuant to an exemptive order from the SEC, the Funds may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may engage in short sales that are not “against the box,” which are sales by a
Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales.
The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund will sometimes sell
securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale.
To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of
the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is
“covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities (applicable to Strategic Income Fund only)

Securities lending refers to the lending of a
Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging
in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or
(iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments — Permissible Investments and Related Risks — Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds website, if applicable, or
(ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below.
The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this
SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds website as described below.

•

  For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•

  For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•

  For Columbia Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’
portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income
Columbia Funds post their top 5-15 holdings.

The Columbia Funds may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds website pursuant to the
Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds
file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year).
Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may
include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence
of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In
addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the
Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT

COMPENSATION/ CONSIDERATION RECEIVED

CONDITIONS/RESTRICTIONS ON USE OF INFORMATION

FREQUENCY OF DISCLOSURE

Electra Information Systems

None

Use for trade reconciliation purposes.

Daily

Standard & Poor’s

None

Use to maintain ratings for certain Money Market Funds.

Weekly

InvestorTools, Inc.

None

Access granted solely for the purpose of testing back office conversion of trading systems.

Real time

ING Insurance Company

None

Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.

Quarterly

Glass-Lewis & Co.

None

Access in connection with testing the firm’s proxy services.

Daily

CMS Bondedge

None

Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.

Ad hoc

Linedata Services, Inc.

None

Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.

Ad hoc

JP Morgan

None

Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.

Monthly

Malaspina Communications

None

Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.

Quarterly

IDENTITY OF RECIPIENT

COMPENSATION/ CONSIDERATION RECEIVED

CONDITIONS/RESTRICTIONS ON USE OF INFORMATION

FREQUENCY OF DISCLOSURE

Data Communique

None

Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.

Quarterly

Evare LLP

None

Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.

Daily

Factset Data Systems, Inc.

None

Use for provision of quantitative analytics, charting and fundamental data to the Advisor.

Daily

RR Donnelley/WE Andrews

None

Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.

Monthly

Merrill and Bowne

None

Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.

Monthly

Merrill Corporation

None

Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.

Monthly

Citigroup

None

Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.

Daily

Mellon Analytical Solutions

None

Use to provide portfolio characteristics to assist in performance reviews and reporting.

Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp

None

Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).

Daily

Bloomberg Trade Order Management System

None

Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.

Daily

IDENTITY OF RECIPIENT

COMPENSATION/ CONSIDERATION RECEIVED

CONDITIONS/RESTRICTIONS ON USE OF INFORMATION

FREQUENCY OF DISCLOSURE

Institutional Shareholder Services (ISS)

None

ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.

Daily

Cogent Consulting LLC

None

To facilitate the evaluation of commission rates and to provide flexible commission reporting.

Daily

Moody’s

None

Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.

Monthly

INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a
registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100
Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally
provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia
Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund — Primary Service Providers in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds

Fund

Fiscal Year Ended May 31, 2007

Fiscal Year Ended May 31, 2006

Fiscal Year Ended May 31, 2005

High Yield Opportunity Fund

Advisory Fee Paid

$
2,456,978

$
2,863,146

$
3,546,400

Amount Waived/Reimbursed by the Advisor

0

0

0

Strategic Income Fund

Advisory Fee Paid

$
9,092,171

$
8,118,519

$
7,515,216

Amount Waived/Reimbursed by the Advisor

$
118,969

0

0

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the
Fund — Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Funds are:

Portfolio Manager(s) of the Advisor

Portfolio Manager

Fund

Kevin L. Cronk

  High Yield Opportunity Fund   Strategic Income Fund

Thomas A. Lapointe

  High Yield Opportunity Fund   Strategic Income Fund

Laura A. Ostrander

Strategic Income Fund

Compensation

The Advisor’s portfolio managers received their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager

Primary Benchmark(s)

Peer Group(s)

Kevin L. Cronk

JPMorgan Global High Yield Index (High Yield Opportunity Fund) Lehman Brothers Government/Credit Bond Index (Strategic Income Fund)

      Lipper High Current Yield Classification (High Yield Opportunity
Fund) Lipper Multi-Sector Income Classification (Strategic Income Fund)

Thomas A. LaPointe

JPMorgan Global High Yield Index (High Yield Opportunity Fund) Lehman Brothers Government/Credit Bond Index (Strategic Income Fund)

Lipper High Current Yield Classification (High Yield Opportunity Fund) Lipper Multi-Sector Income Classification (Strategic Income Fund)

Laura A. Ostrander

Lehman Brothers Government/Credit Bond Index (Strategic Income Fund)

Lipper Multi-Sector Income Classification (Strategic Income Fund)

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

Other Accounts

The
following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of May 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager

Other SEC-registered open-end and closed-end funds

Other pooled investment vehicles

Other accounts

Number of accounts

Assets

Number of accounts

Assets

Number of accounts

Assets

Kevin Cronk(a)

12

$8.4 billion

6

$223 million

4

$243 million

Kevin Cronk(b)

12

$7.0 billion

6

$223 million

4

$243 million

Thomas LaPointe(a)

12

$8.4 billion

6

$223 million

4

$243 million

Thomas LaPointe(b)

12

$6.9 billion

6

$223 million

4

$243 million

Laura Ostrander(b)

2

$1.9 billion

0

$0

10

$1.5 million

(a)
  “Other SEC-registered open-end and closed-end funds” represents funds other than High Yield Opportunity Fund.

(b)
  “Other SEC-registered open-end and closed-end funds” represents funds other than Strategic Income Fund.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of May 31, 2007.

Other Accounts Managed by the Portfolio
Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager

Other SEC-registered open-end and closed-end funds

Other pooled investment vehicles

Other accounts

Number of accounts

Assets

Number of accounts

Assets

Number of accounts

Assets

Kevin Cronk(a)

0

$0

0

$0

0

$0

Kevin Cronk(b)

0

$0

0

$0

0

$0

Thomas LaPointe(a)

0

$0

0

$0

0

$0

Thomas LaPointe(b)

0

$0

0

$0

0

$0

Laura Ostrander(b)

0

$0

0

$0

0

$0

(a)
  “Other SEC-registered open-end and closed-end funds” represents funds other than High Yield Opportunity Fund.

(b)
  “Other SEC-registered open-end and closed-end funds” represents funds other than Strategic Income Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) by the Advisor’s portfolio manager(s), as of May 31, 2007

Portfolio Manager Ownership of the Funds as of May 31, 2007

Portfolio Manager

Fund

Dollar Range of Equity Securities in the Fund Beneficially Owned

Kevin Cronk

High Yield Opportunity Fund

$10,001 – $50,000(a)

Kevin Cronk

Strategic Income Fund

$0

Thomas LaPointe

High Yield Opportunity Fund

$0 – $10,000(a)

Thomas LaPointe

Strategic Income Fund

$0 – $10,000(a)

Laura Ostrander

Strategic Income Fund

$10,001 – $50,000(a)

(a)
  Notional investments through a deferred compensation account.

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the
Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price

than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s
portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund

Administration Fee Rate, as a % of Average Daily Net Assets

High Yield Opportunity Fund

0.00%

Strategic Income Fund

0.00%

The following chart shows the net administration fees paid to the Administrator for the three most recently completed fiscal periods.

Administration Fees Paid by the Funds

Fund

Fiscal Year Ended May 31, 2007

Fiscal Year Ended May 31, 2006

Fiscal Year Ended May 31, 2005

High Yield Opportunity Fund

Administration Fee Paid

—

—

—

Amount Waived/Reimbursed by the Administrator

—

—

—

Strategic Income Fund

Administration Fee Paid

—

—

—

Amount Waived/Reimbursed by the Administrator

—

—

—

Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia
Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an
Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust
Company provides accounting services to the Funds. Under the State Street Agreements, the Funds pay State Street Bank and Trust Company an annual fee of $38,000 paid monthly. In addition, the Funds pay a monthly fee based on an annualized percentage rate of average daily net assets of the Funds for the month. The aggregate fee during any years shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of
2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, the Funds reimburse Columbia Management Advisors, LLC for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to
State Street Bank and Trust Company. The Funds also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by Columbia
Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping
Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company and to Columbia Management Advisors, LLC for the three most recently completed fiscal years.

Pricing and Bookkeeping Fees Paid by the Funds

Fund

Fiscal Year Ended May 31, 2007

Fiscal Year Ended May 31, 2006

Fiscal Year Ended May 31, 2005

High Yield Opportunity Fund

$
152,550

$
155,541

$
200,820

Strategic Income Fund

$
225,334

$
281,324

$
397,242

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the
Distributor, as well as amounts the Distributor retained during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund

Fiscal Year Ended May 31, 2007

Fiscal Year Ended May 31, 2006

Fiscal Year Ended May 31, 2005

High Yield Opportunity Fund

Class A Paid

$180,876.43

$238,718.38

$297,630.19

Class A Retained

$20,972 (underwriting discounts) $92 (CDSC)

$27,585 (underwriting discounts) $34 (CDSC)

$18,380 (underwriting discounts) $6,551 (CDSC)

Class B Retained

$212,064

$388,225

$656,147

Class C Retained

$1,599

$1,886

$9,909

Strategic Income Fund

Class A Paid

$1,500,657.91

$1,857,415.20

$1,073,536.08

Class A Retained

$179,284 (underwriting discounts) $2,907 (CDSC)

$220,781 (underwriting discounts) $4,857 (CDSC)

$132,086 (underwriting discounts) $583 (CDSC)

Class B Retained

$401,532

$622,055

$899,725

Class C Retained

$16,683

$23,282

$6,086

Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund — Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to
Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the
Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the
Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple

advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of
Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset
Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The
Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential
conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Advisor or other
Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services — Advisor and Investment Advisory
Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services — Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and
services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors
to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed

funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services — Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the
Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services — Codes of Ethics.

Affiliate Transactions

Subject to applicable
legal and regulatory requirements, the Funds may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to the
Funds from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America
and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Funds’ Investments — Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the
Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of
Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of
America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The
Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the
Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other
Practices — Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to
0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Funds’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The
Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended May 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended May 31, 2008.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is One
International Place, Boston, Massachusetts 02110.

Distribution and Servicing Plans

The Trust has adopted distribution and shareholder servicing plans for the
Class A shares, Class B shares, Class C and Class J shares of the Funds. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

Under the Distribution Plan, the High Yield Opportunity Fund pays the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets attributed to Class A, Class B and Class C shares and for its Class A, Class B, Class C and Class J shares, Strategic Income Fund pays the Distributor a monthly service fee at an annual rate of 0.15% on net assets attributable to
Fund shares issued prior to January 1, 1993 and 0.25% on net assets attributable to Fund shares issued thereafter. Each Fund also pays the Distributor a monthly distribution fee at an annual rate of 0.75% of the Fund’s average daily net assets attributed to its Class B and C shares and up to 0.35% of the Strategic Income Fund’s average daily net assets attributed to Class J shares. At this time, the Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. This arrangement may be modified or terminated by Columbia Funds at any time.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the
Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan or in any agreement related to it.
Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees. While the shareholder servicing plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

During the
most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart.

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended May 31, 2007

Fund

Class A Shares

Class B Shares

Class C Shares

Class Z Shares

High Yield Opportunity Fund

Service Fee

$
660,777

$
277,507

$
54,988

$—

Distribution Fee

$
—

$
832,522

$
164,918

$—

Fees Waived by the Distributor

$
—

$
—

$
32,947

$—

Rule 12b-1 Fees Paid by the Funds for the Fiscal Year Ended May 31, 2007

Fund

Class A Shares

Class B Shares

Class C Shares

Class J Shares

Class Z Shares

Strategic Income Fund

Service Fee

$
1,853,602

$
628,529

$
214,385

$
366,926

$
—

Distribution Fee

$
—

$
1,931,463

$
658,718

$
526,203

$
—

Fees Waived by the Distributor

$
—

$
—

$
132,307

$
—

$
—

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The
Distribution Plan authorizes any other payments by the Funds to the Distributor and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing of distribution of a Fund’s shares.

The Trustees believe the Distribution Plan could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Distribution Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the
Advisor follows when a vote presents a conflict between the interests of the Funds and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of the Funds in light of the potential economic return on each Fund’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the
Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The
Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

  Name, Year of   Birth and
Position Held with the Trust

Year First Appointed or Elected to a Board in the Columbia Funds Complex

Principal Occupation(s) During the Past Five Years

Number of Funds in the Columbia Funds Complex Overseen

Other Directorships Held by Trustee

Thomas C. Theobald (Born 1937) Trustee and Chairman of the Board

1996

Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September 2004; Managing Director, William Blair Capital Partners (private equity investing) from September
1994 to September 2004

68

Anixter International (network support equipment distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services); and Ambac Financial Group
(financial guaranty insurance)

Douglas A. Hacker (Born 1955) Trustee

1996

Independent business executive since May 2006; Executive Vice President — Strategy of United Airlines (airline) from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001

68

Nash Finch Company (food distributor); and Aircastle Limited (aircraft leasing)

  Name, Year of   Birth and Position
Held with the Trust

  Year First   Appointed or   Elected to
a Board in the Columbia Funds Complex

  Principal   Occupation(s) During   the Past Five
Years

  Number of   Funds in the   Columbia
Funds Complex Overseen

Other Directorships Held by Trustee

Janet Langford Kelly (Born 1957) Trustee

1996

Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September, 2007; Deputy General Counsel — Corporate Legal Services,
ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University, from September 2004 to June 2006; Director, UAL
Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004; Executive Vice President — Corporate Development and
Administration, General Counsel and Secretary, Kellogg Company (food manufacturer) from September 1999 to August 2003

68

None

  Name, Year of   Birth and Position
Held with the Trust

  Year First   Appointed or   Elected to
a Board in the Columbia Funds Complex

  Principal   Occupation(s) During   the Past Five
Years

  Number of   Funds in the   Columbia
Funds Complex Overseen

Other Directorships Held by Trustee

Richard W. Lowry (Born 1936) Trustee

1995

Private Investor since August 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation (building products manufacturer) until 1987)

68

Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (closed-end funds)

Charles R. Nelson (Born 1942) Trustee

1981

Professor of Economics, University of Washington since January 1976; Ford and Louisa University of Washington Van Voorhis Professor of Political Economy, University of Washington, since
September 1993; Director, Institute for Economic Research, University of Washington from September 2001 to June 2003; Adjunct Professor of Statistics, University of Washington since September 1980; Associate Editor, Journal of Money Credit and
Banking since September 1993; consultant on econometric and statistical matters

68

None

  Name, Year of   Birth and Position
Held with the Trust

  Year First   Appointed or   Elected to
a Board in the Columbia Funds Complex

  Principal   Occupation(s) During   the Past Five
Years

  Number of   Funds in the   Columbia
Funds Complex Overseen

Other Directorships Held by Trustee

John J. Neuhauser (Born 1943) Trustee

1985

President, Saint Michael’s College, since August 2007; University Professor, Boston College from November 2005 to August 2007; Academic Vice President and Dean of Faculties, Boston College
from August 1999 to October 2005

68

Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (closed-end funds)

Patrick J. Simpson (Born 1944) Trustee

2000

Partner, Perkins Coie L.L.P. (law firm)

68

None

Thomas E. Stitzel (Born 1936) Trustee

1998

Business Consultant since 1999; Chartered Financial Analyst

68

None

Anne-Lee Verville (Born 1945) Trustee

1998

Retired since 1997 (formerly General Manager, Global Education Industry, IBM Corporation (computer and technology) from 1994 to 1997)

68

None

William E. Mayer * (Born 1940) Trustee

1994

Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business, University of Maryland from 1992 to 1997

68

Lee Enterprises (print media), WR Hambrecht + Co. (financial service provider); and Reader’s Digest (publishing)

*
Mr. Mayer is an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his affiliation with WR Hambrecht + Co., a registered broker/dealer that may execute portfolio transactions for or engage in principal transactions with the Funds or other funds or accounts advised/managed by the Advisor or other Bank of America affiliates.

Standing Committees

The Trust has several standing committees, including the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee and the Investment Oversight Committees.

Ms. Verville and Messrs. Hacker and Stitzel are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers. For the fiscal year ended May 31, 2007, the Audit Committee met nine times.

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Advisor. For the fiscal year ended May 31, 2007, the Governance Committee met two times.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance
Committee in care of the Fund at One Financial Center, Boston, MA 02111-2621. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee, if applicable.

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee. The Advisory Fees &
Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory
Fees & Expenses Committee by the Board. For the fiscal year ended May 31, 2007, the Advisory Fees & Expenses Committee met five times.

Mses. Kelly and Verville, and Messrs. Nelson, Simpson and Stitzel are members of the Compliance Committee. The Compliance Committee’s functions include providing oversight of the compliance monitoring processes and controls regarding the Funds. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Advisor, Distributor and Transfer Agent.
For the fiscal year ended May 31, 2007, the Compliance Committee met ten times.

Each Trustee also serves on an Investment Oversight
Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as each Fund’s adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each
IOC meets six times a year, as each did for the fiscal year ended May 31, 2007. The following are members of the respective IOCs and the general categories of funds in the Columbia Funds Complex which they review:

IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated,
Foreign Stock, Money Market, Fixed Income — Core, Taxable Fixed Income, and Municipal.

IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories:
Municipal, Large Value, Mid CapValue, Asset Allocation, Outside Managed, Specialty Equity, Fixed Income —Multi Sector and Taxable Fixed Income.

IOC
#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Municipal, Small Growth, Small Value, High Yield, Real Estate and Taxable Fixed Income.

IOC #4: Messrs. Nelson and Simpson are responsible for reviewing funds in the following asset categories: Municipal, Large/Multi-Cap Blend, Mid Cap Growth, Small Growth,
Asset Allocation, Specialty Equity and Taxable Fixed Income.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended May 31, 2007 and the Calendar Year Ended December 31, 2006

Name of Trustee

Aggregate Compensation from the High Yield Opportunity Fund(a) for the Fiscal Year ended May 31, 2007

  Aggregate   Compensation   from the
Strategic Income Fund(a) for the Fiscal Year ended May 31, 2007

Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year ended December 31, 2006

Thomas C. Theobald(b)

$
3,994

$
10,881

$
274,500

Douglas A. Hacker

$
2,918

$
7,897

$
199,000

Janet Langford Kelly

$
2,762

$
7,440

$
194,500

Richard W. Lowry

$
2,359

$
6,358

$
223,500
(g)

Charles R. Nelson

$
2,688

$
7,242

$
183,000

John J. Neuhauser

$
2,626

$
7,100

$

223,000
(g)

Patrick J. Simpson(c)

$
2,714

$
7,303

$
186,000

Thomas E. Stitzel(d)

$
2,791

$
7,517

$
191,500

Anne-Lee Verville(e)

$
2,862

$
7,717

$
191,500

Richard L. Woolworth(f)

$
494

$
1,282

$
103,250

(a)
  All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.

(b)

During the fiscal year ended May 31, 2007, Mr. Theobald deferred $2,218 of his compensation from the High Yield Opportunity Fund and $6,217 of his compensation from the Strategic Income Fund. During the calendar year ended December 31, 2006, Mr. Theobald deferred $185,000 of his total compensation from the
Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2006, the value of Mr. Theobald’s account under that plan was $584,564.92.

(c)

During the fiscal year ended May 31, 2007, Mr. Simpson deferred $2,714 of his compensation from the High Yield Opportunity Fund and $7,303 of his compensation from the Strategic Income Fund. During the calendar year ended December 31, 2006, Mr. Simpson deferred $186,000 of his total compensation from the
Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2006, the value of Mr. Simpson’s account under that plan was $511,994.57.

(d)

During the fiscal year ended May 31, 2007, Mr. Stitzel deferred $2,791 of his compensation from the High Yield Opportunity Fund and $7,517 of his compensation from the Strategic Income Fund. During the calendar year ended December 31, 2006, Mr. Stitzel deferred $116,500 of his total compensation from the
Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2006, the value of Mr. Stitzel’s account under that plan was $128,396.66.

(e)
  At December 31, 2006, the value of Ms. Verville’s account under the deferred compensation plan was $792,952.26.

(f)
  Mr. Woolworth served as Trustee until August 4, 2006.

(g)

Total compensation amount includes fees paid by Liberty All Star Equity Fund and
Liberty All Star Growth Fund, Inc. prior to December 15, 2006, when these funds ceased to be part of the Columbia Funds Complex.

Interested Trustee Compensation for the Fiscal Year Ended May 31, 2007 and the Calendar Year Ended
December 31, 2006

Name of Trustee

  Aggregate   Compensation   from the High Yield Opportunity Fund(a) for
the Fiscal Year ended May 31, 2007

  Aggregate   Compensation   from the Strategic Income Fund(a) for the
Fiscal Year ended May 31, 2007

  Total Compensation from the Columbia Funds Complex Paid to
Interested Trustee for the Calendar Year ended December 31, 2006

William E. Mayer

$2,481

$6,689

$193,500(b)

(a)
  Mr. Mayer receives reimbursements for reasonable expenses related to his attendance at meetings of the Board, which is included in the amounts shown.

(b)

Total compensation amount includes fees paid by Liberty All Star Equity Fund and
Liberty All Star Growth Fund, Inc. prior to December 15, 2006, when these funds ceased to be part of the Columbia Funds Complex.

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation
Plan), each eligible Trustee may elect, on an annual basis, to defer all or a portion of compensation payable to him or her for service as Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account), the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and fees for service having been paid into such account, and terminating at such time as when fees become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, generally in lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such fees. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral
Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the
Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee

Dollar Range of Equity Securities in the High Yield Opportunity Fund

  Dollar Range of   Equity Securities   in the
Strategic Income Fund

Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family

Thomas C. Theobald

A

A

E

Douglas A. Hacker

A

A

E

Janet Langford Kelly

A

A

E

Richard W. Lowry

A

A

E

Charles R. Nelson

D

A

E

John J. Neuhauser

A

A

E

Patrick J. Simpson

A

A

E

Thomas E. Stitzel

A

A

E

Anne-Lee Verville

A

A

E
*

*
Includes the value of compensation payable under the deferred compensation plan for Independent Trustees of the Columbia Funds Complex that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Complex as specified by Ms. Verville.

Interested Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee

  Dollar Range of   Equity Securities in   the
High Yield Opportunity Fund

  Dollar Range of   Equity Securities in   the
Strategic Income Fund

Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family

William E. Mayer

A

A

C

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail
Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address

Position with the Trust

Year First Elected or Appointed to Office

Principal Occupation(s) During the Past Five Years

Christopher L. Wilson (Born 1957)

President

2004

President — Columbia Funds, since October 2004; Managing Director — Columbia Management Advisors, LLC, since September 2005; Senior Vice President — Columbia Management
Distributors, Inc., since January 2005; Director — Columbia Management Services, Inc., since January 2005; Director — Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005;
Director — FIM Funding, Inc., since January 2005; President and Chief Executive Officer — CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

Name, Year of Birth and Address

Position with the Trust

Year First Elected or Appointed to Office

Principal Occupation(s) During the Past Five Years

James R. Bordewick, Jr. (Born 1959)

Senior Vice President, Secretary and Chief Legal Officer

2006

Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April
2005.

J. Kevin Connaughton (Born 1964)

Senior Vice President, Chief Financial Officer and Treasurer

2000

Treasurer — Columbia Funds, since October 2003; Treasurer — the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 — December 2006; Vice President —
Columbia Management Advisors, LLC, since April 2003; President — Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer — Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to
December 2004, and President, February 2004 to December 2004 — Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

Senior Vice President and Chief Compliance Officer

2007

Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment
Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

Chief Accounting Officer and Assistant Treasurer

2004

Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September
2004.

Stephen T. Welsh (Born 1957)

Vice President

1996

President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)

Deputy Treasurer

2004

Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from
August 2000 to September 2004.

Name, Year of Birth and Address

Position with the Trust

Year First Elected or Appointed to Office

Principal Occupation(s) During the Past Five Years

Joseph F. DiMaria (Born 1968)

Deputy Treasurer

2004

Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from
May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)

Deputy Treasurer

2006

Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Kathryn Dwyer-Thompson (Born 1967)

Assistant Treasurer

2006

Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)

Assistant Treasurer

2006

Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)

Assistant Treasurer

2006

Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior,
Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)

Controller

2006

Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)

Assistant Secretary

2006

Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)

Assistant Secretary

2007

Assistant General Counsel, Bank of America since March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP
(law firm) from June 2000 to September 2005.

Name, Year of Birth and Address

Position with the Trust

Year First Elected or Appointed to Office

Principal Occupation(s) During the Past Five Years

Julie B. Lyman (Born 1970)

Assistant Secretary

2007

Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice
President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)

Assistant Secretary

2005

Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)

Assistant Treasurer

2003

Senior Compliance Manager of the Advisor since April 2002.

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the
Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of the Funds, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and
information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other

cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds.
The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be
“deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to the Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are
established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain
instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for the Funds and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the
Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each
Fund are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each
Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of
Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following table describes the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund

Fiscal Year Ended May 31, 2007

Fiscal Year Ended May 31, 2006

Fiscal Year Ended May 31, 2005

High Yield Opportunity Fund

—

—

—

Strategic Income Fund

$
9,100

—

—

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended
May 31, 2005, 2006 and 2007.

Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal year ended May 31, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of May 31, 2007, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the
1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of May 31, 2007

Fund

Broker/Dealer

Dollar Amount of Securities Held

High Yield Opportunity Fund

N/A

N/A

Strategic Income Fund

Prudential Financial Derivatives, LLC

$391,557

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed
0.35% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized each Fund to pay up to 0.11% of the average aggregate value of the
Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and
other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the
Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     Acclaim Benefits, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of
New York

•     JP Morgan Retirement Plan Services LLC

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     Principal Life Insurance Company

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Strong Funds Distributors, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of
America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectuses.

Marketing
Support Payments

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the
Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10%
and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     A.G. Edwards & Sons, Inc.

•     AIG Advisor Group

•     Ameriprise Financial Services, Inc.

•     AXA Advisors, LLC

•     Banc of America Securities LLC

•     Banc One Investment Group, LLC

•     Bank of America, N.A.

•     Bank of New York

•     Bear Stearns Securities Corporation

•     BMO Nesbitt Burns

•     Brown Brothers Harriman & Co.

•     Chicago Mercantile Exchange

•     Citicorp Investment Services

•     Citigroup Global Markets Inc.

•     Commonwealth Financial Network

•     Custodial Trust Company

•     FAS Corp.

•     Fidelity Brokerage Services, Inc.

•     Frost Bank of America

•     Genworth Financial, Inc.

•     Goldman, Sachs & Co.

•     Harris Corporation

•     Huntington Capital Corp.

•     ING Group

•     J.J.B. Hilliard, W.L. Lyons, Inc.

•     Lincoln Financial Advisors Corp.

•     Linsco/Private Ledger Corp.

•     Mellon Financial Markets, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Money Market One

•     Morgan Stanley & Co. Incorporated.

•     National Financial Services LLC

•     Pershing LLC

•     PNC Bank, N.A.

•     Prudential Investment Management Services, LLC

•     Raymond James & Associates, Inc.

•     Raymond James Financial Services, Inc.

•     Security Benefit Life Insurance Company

•     SEI Investments Inc.

•     State Street Global Markets, LLC

•     SVB Securities

•     Summit Bank

•     SunGard Institutional Brokerage Inc.

•     Sun Life Assurance Company of Canada

•     TIAA-CREF Life Insurance Company

•     Transamerica Corporation

•     UBS Financial Services Inc.

•     US Bank National Association

•     Wachovia Securities LLC

•     Webster Investment Services, Inc.

•     Wells Fargo Fund Management LLC

•     Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and

due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or
commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment
Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below.
Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust)
permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share
Classes Offered by the Funds

Fund

Class A Shares

Class B Shares

Class C Shares

Class J Shares

Class Z Shares

High Yield Opportunity Fund

✓

✓

✓

✓

Strategic Income Fund

✓

✓

✓

✓

✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the
Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Liability

Under Massachusetts law,
shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund
are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of a Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust voluntarily has undertaken to hold a shareholder meeting at which the Board would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust’s By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the
Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or
“exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the
Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust
also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the
NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the
SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Front-End
Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•

Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•

Trustees of funds advised or administered by the Advisor.

•

  Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the
Advisor.

•

Insurance company separate accounts for the benefit of group retirement plans.

•

  Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•

  Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•

Employees or partners of any service provider to the Columbia Funds.

•

  Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy
Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

  Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•

Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a
Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•

Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders
won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be
waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed
7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Fund’s discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign
markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures
provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule
17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in the
Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address most state, local or foreign tax matters.

A shareholder’s tax treatment
may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested
and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. Certain of a Fund’s investments in MLPs may qualify as qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by
January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the

Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses for that year), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from the prior year that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization,
either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), or any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and may engage in reorganizations in the future.

Equalization
Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its
“accumulated earnings and profits,” in respect of its undistributed investment company taxable income and net capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders as dividends by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities described above) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures
contracts, certain foreign currency contracts, and non-equity, listed index options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the
“mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90%
income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving
certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred, and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

A Fund may invest in REITs that hold residual
interests in REMICs. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income.”

In general, excess inclusion income allocated to shareholders
(i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a
“disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at the time.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends,

certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs.
Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.

Distributions designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S.
Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund
Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund
shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under
“wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that either of the Funds will qualify for this election.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds typically do not distribute significant amounts of “qualified dividend income.”

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all taxable distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) and has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation
and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such accrued interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008, distributions properly designated by a Fund as “interest-related distributions” will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from the foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust
(i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is
“effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008,
“short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year. It is currently unclear whether Congress will extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for tax years beginning on or after January 1, 2008.

Special tax rules apply to distributions that a “qualified investment entity” (a QIE) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a USRPI Distribution). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interest in domestically-controlled regulated investment companies and REITs). Under the code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) USRPIs (defined as
U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a regulated investment company’s interests in domestically controlled U.S. REITs and, through December 31, 2007, other regulated investment companies, each a “domestically controlled qualified investment entity” that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the regulated investment company was in existence, less than 50% in value of its stock was held directly or indirectly by foreign persons.

Where a foreign shareholder has owned more than 5% of a class of shares of a
Fund (to the extent it is a QIE) during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund (to the extent it is a QIE), a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a capital gain dividend) and the Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If the Fund is a QIE and makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or regulated investment company that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or regulated investment company.

In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution that would have been treated as a
USRPI Distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar
U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S.
real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described above. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers in this regard.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund when it recognizes “excess inclusion income” (which is described earlier).
Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each
Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.
CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2007, the name, address and percentage of
ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class

Shareholder Account Registration

Share Balance

Percentage of Class

High Yield Opportunity Fund – Class B

  CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT   7TH
FLOOR 333 W 34TH STREET NEW YORK NY 10001-2402

1,229,616.0840

7.55%

High Yield Opportunity Fund – Class C

  CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT   7TH
FLOOR 333 W 34TH STREET NEW YORK NY 10001-2402

297,698.2380

7.01%

High Yield Opportunity Fund – Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLOOR JACKSONVILLE FL 32246-6484

267,017.3610

6.29%

High Yield Opportunity Fund – Class Z

  BANK OF AMERICA NA   ATTENTION:
FUND ACCOUNTING   411 N AKARD ST.   DALLAS, TX
75201-3307

4,560,576.9950

64.42%

High Yield Opportunity Fund – Class Z

  CHARLES SCHWAB & CO INC CUSTOMERS   ATTENTION: MUTUAL
FUNDS DEPARTMENT   101 MONTGOMERY ST   SAN FRANCISCO CA 94104-4151

462,749.4240

6.54%

Strategic Income Fund – Class A

  CHARLES SCHWAB & CO INC CUSTOMERS   ATTENTION: MUTUAL
FUNDS DEPARTMENT   101 MONTGOMERY ST   SAN FRANCISCO CA 94104-4151

18,787,426.9170

13.56%

Fund / Share Class

Shareholder Account Registration

Share Balance

Percentage of Class

Strategic Income Fund – Class C

  MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS   CUSTOMERS   ATTENTION FUND ADMINISTRATION   4800 DEER LAKE DRIVE EAST   2ND FLOOR   JACKSONVILLE FL
32246-6484

1,518,096.2230

8.30%

Strategic Income Fund – Class J

  TOKAI TOKYO SECURITIES   SHINYAESU BUILDING 7-1
KYOBASHI 1-CHOME CHUO-KU TOKYO JAPAN 104-0031

18,791,495.5960

93.38%

Strategic Income Fund – Class J

  MITSUBISHI SECURITIES CO LTD   INVESTMENT TRUST
DIVISION MITSUBISHI BUILDING 2-5-2 MARUNOUCHI CHIYODA-KU TOKYO 100-0005 JAPAN

1,332,450.0000

6.62%

Strategic Income Fund – Class Z

  COLUMBIA MANAGEMENT ADVISORS INC.   FBO COLUMBIA MASTERS
HERITAGE PORTFOLIO   245 SUMMER STREET 3rd
FLOOR BOSTON MA 02210-1133

6,050,024.0450

6.33%

Strategic Income Fund – Class Z

  BANK OF AMERICA NA   ATTENTION: FUND ACCOUNTING
411 N AKARD ST. DALLAS, TX 75201-3307

84,225,492.6230

88.14%

As of August 31, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below.
A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund

Shareholder Account Registration

Share Balance

Percentage of Fund

High Yield Opportunity Fund

N/A

N/A

N/A

Strategic Income Fund

  BANK OF AMERICA NA   ATTENTION: FUND ACCOUNTING
411 N AKARD ST. DALLAS, TX 75201-3307

84,225,492.6230

27.54%

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of
securities ratings applicable to securities purchased by the Columbia Funds Family. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds are
considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB — rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B — rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC — debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC.
(MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as ‘‘gilt edge’’. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their
future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be
of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate
Bonds

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG
2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3.
This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an
issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.
Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative.
While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC
bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds
are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories.
Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong
credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to
reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have
good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are
considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment
default.

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”)
— Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional
Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to:
(1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk
Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has
authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding
CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1. Proxies will usually not be voted in cases where
the security has been loaned from the Client’s account.

2. Proxies will usually not be voted in cases where
international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below).
CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets
forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a)
direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of
existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above.
Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below
(refer to Management of Conflicts of Interest — Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B — Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy
Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF
INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular
Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the
Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•

  Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•

Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•

  In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of
CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of
Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest — Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other
policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits — Delegation of Proxy Voting to an
Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership
Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines — General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such
Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of
this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this
Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a
Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative
Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment
Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and
(2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy
Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal
Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•

The name of the issuer of the security;

•

The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•

  The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•

The shareholder meeting date;

•

A brief identification of the matter voted on;

•

Whether the matter was proposed by the issuer or by a security holder;

•

Whether the company cast its vote on the matter;

•

  How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•

Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•

Proxy Committee Meeting Minutes and Other Materials

•

Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•

Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•

Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING
GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i) the board as proposed to be constituted would have more than one-third of its members from management;

(ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as
“independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)
a director serves on more than six public company boards;

(v) the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit
Committee must qualify as a “financial expert” in accordance with SEC rules.

•

  Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•

Established governance standards and guidelines.

•

  Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•

Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•

Proposals that grant or restore shareholder ability to remove directors with or without cause.

•

Proposals to permit shareholders to elect directors to fill board vacancies.

•

Proposals that encourage directors to own a minimum amount of company stock.

•

Proposals to provide or to restore shareholder appraisal rights.

•

Proposals to adopt cumulative voting.

•

Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•

  Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•

Proposals that give management the ability to alter the size of the board without shareholder approval.

•

Proposals that provide directors may be removed only by supermajority vote.

•

Proposals to eliminate cumulative voting.

•

Proposals which allow more than one vote per share in the election of directors.

•

Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•

Proposals that mandate a minimum amount of company stock that directors must own.

•

Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a
CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•

Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA
generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•

Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•

Proposals asking a company to expense stock options.

•

Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•

Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•

  Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•

Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3.
Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•

  Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•

Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•

  Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•

Whether the company has attained benefits from being publicly traded.

•

Cash-out value

•

Balanced interests of continuing vs. cashed-out shareholders

•

Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5.
Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•

CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•

CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•

CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•

  CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•

CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•

Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•

  Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•

  Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•

  Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•

Credible reason exists to question:

•

The auditor’s independence, as determined by applicable regulatory requirements.

•

The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,”
“audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•

Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•

  Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•

Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•

Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•

Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•

  Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•

  Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•

Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•

Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•

Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a
CASE-BY-CASE basis and will only support resolutions if:

•

  The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the
Dutch Corporate Governance Code.

•

No call/put option agreement exists between the company and the foundation.

•

There is a qualifying offer clause or there are annual management and supervisory board elections.

•

The issuance authority is for a maximum of 18 months.

•

The board of the company-friendly foundation is independent.

•

The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•

There are no priority shares or other egregious protective or entrenchment tools.

•

The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•

Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•

Board structure

•

Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•

Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•

Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•

Are interested directors and sit on the audit or nominating committee; or

•

  Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA
will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•

Past performance relative to its peers

•

Market in which fund invests

•

Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•

Past shareholder activism, board activity and votes on related proposals

•

Strategy of the incumbents versus the dissidents

•

Independence of incumbent directors; director nominees

•

Experience and skills of director nominees

•

Governance profile of the company

•

Evidence of management entrenchment

Converting a
Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•

Past performance as a closed-end fund

•

Market in which the fund invests

•

Measures taken by the board to address the discount

•

Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•

Proposed and current fee schedules

•

Fund category/investment objective

•

Performance benchmarks

•

Share price performance as compared with peers

•

Resulting fees relative to peers

•

Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or
series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•

Stated specific financing purpose

•

Possible dilution for common shares

•

Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption
or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•

Potential competitiveness

•

Regulatory developments

•

Current and potential returns

•

Current and potential risk

CMA
generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE
basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•

Fund’s target investments

•

Reasons given by the fund for the change

•

Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•

Political/economic changes in the target market

•

Consolidation in the target market

•

Current asset composition

Change in Fund’s
Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•

Potential competitiveness

•

Current and potential returns

•

Risk of concentration

•

Consolidation in target industry

Disposition of
Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•

Strategies employed to salvage the company

•

Past performance of the fund

•

Terms of the liquidation

Changes to the Charter
Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•

The degree of change implied by the proposal

•

The efficiencies that could result

•

The state of incorporation; net effect on shareholder rights

•

Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•

Proposals enabling the Board to:

•

Change, without shareholder approval the domicile of the fund

•

Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a
CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•

Regulations of both states

•

Required fundamental policies of both states

•

The increased flexibility available

Authorizing
the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment
Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•

Fees charged to comparably sized funds with similar objectives

•

The proposed distributor’s reputation and past performance

•

The competitiveness of the fund in the industry

•

Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•

Resulting fee structure

•

Performance of both funds

•

Continuity of management personnel

•

Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST
shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•

Performance of the fund’s NAV

•

The fund’s history of shareholder relations

•

The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.

Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.

Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.

Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.

Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

[1]
  Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

[2]
  Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/ Proxy Committee Request
Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations — Proxy Department

PART C OTHER INFORMATION

Item 23.
Exhibits

(a) (1)

Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (3)

(a) (2)

Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (3)

(b)

Amended and Restated By-laws of Registrant. (4)

(c)

N/A

(d) (1)

Management Agreement between Registrant on behalf of Columbia High Yield Municipal Fund and Columbia Management Advisors, LLC (formerly named Columbia Management Advisors, Inc.) dated November
1, 2003 (1)

(d) (2)

Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (Columbia Strategic Income Fund) (2)

(d) (3)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Balanced Fund) (5)

(d) (4)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Conservative High Yield Fund) (5)

(d) (5)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Greater China Fund) (5)

(d) (6)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Mid Cap Growth Fund) (5)

(d) (7)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Oregon Intermediate Municipal Bond Fund) (5)

(d) (8)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Real Estate Equity Fund) (5)

(d) (9)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Small Cap Growth Fund I) (5)

(d) (10)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Strategic Investor Fund) (5)

(d) (11)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Technology Fund) (5)

(d) (12)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Asset Allocation Fund, Columbia Small Cap Core Fund, Columbia Dividend
Income Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund and Columbia Large Cap Growth Fund) (5)

(d) (13)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Income Fund and Columbia Intermediate Bond Fund) (5)

(d) (14)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia U.S. Treasury Index Fund) (5)

(d) (15)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia World Equity Fund) (5)

(d) (16)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Core Bond Fund) (5)

(d) (17)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia High Yield Opportunity Fund) (5)

(d) (18)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Small Cap Value Fund I) (5)

(d) (19)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Liberty Fund) (5)

(d) (20)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia
Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) (7)

(d) (21)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia Connecticut Intermediate Municipal Bond Fund) (5)

(d) (22)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006 (Columbia Massachusetts Intermediate Municipal Bond Fund) (7)

(d) (23)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006. (Columbia New Jersey Intermediate Municipal Bond Fund) (5)

(d) (24)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006 (Columbia New York Intermediate Municipal Bond Fund) (7)

(d) (25)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006 (Columbia Rhode Island Intermediate Municipal Bond Fund). (7)

(d) (26)

Management Agreement between Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006 (Columbia Tax-Exempt Fund). (7)

(e) (1)

Distribution Agreement between the Registrant and Columbia Management Distributors, Inc. dated as of March 27, 2006. (7)

(e) (2)

Shareholder Servicing Plan Implementation Agreement between the Registrant and Columbia Management Distributors, Inc. dated as of March 27, 2006. (4)

(f)

Not Applicable.

(g)

Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated September 19, 2005 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective
Amendment No. 88 to the Registration Statement on Form N-1A of Columbia Funds Trust XI (File Nos. 33-11351 and 811-4978), filed with the Commission on or about January 27, 2006, and is hereby incorporated by reference and made a part of this
Registration Statement.

(h) (1)

Administrative Agreement between the Registrant and Columbia Management Advisors, LLC dated as of May 1, 2006. (7)

(h) (2)

Pricing and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, LLC dated as of May 1, 2006. (7)

(h) (3)

Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement between the Registrant, Columbia Management Advisors, LLC and Columbia Management Services, Inc. dated as of May 1,
2006. (7)

(h) (4) (i)

Credit Facility with State Street Bank and Trust Company dated July 23, 2004 - filed as exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form
N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811- 3009), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

(h) (4) (ii)

Amendment Agreement No. 1 to the Credit Facility with State Street Bank and Trust Company dated July 22, 2005 - filed as Exhibit(h)(7)(ii) in Part C, Item 23 of Post-Effective Amendment No. 140
to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made part of this Registration
Statement.

(h) (4) (iii)

Instrument of Adherence to the Credit Facility with State Street Bank and Trust Company on behalf of CMG Fund Trust, on behalf of its series CMG Core Bond Fund dated July 22, 2005 - Filed as Exhibit (h)(7)(ii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made part of this Registration Statement.

(h) (4) (iv)

Instrument of Adherence to the Credit Facility with State Street Bank and Trust Company on behalf of SteinRoe Variable Investment Trust, dated July 22, 2005 - Filed as Exhibit (h)(7)(ii) in Part
C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made part of this Registration Statement.

(h) (4) (v)

Instrument of Adherence to the Credit Facility with State Street Bank and Trust Company on behalf of Liberty Variable Investment Trust, dated July 22, 2005 - filed as Exhibit (h)(7)(ii) in Part
C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made part of this Registration Statement.

(h) (4) (vi)

Second Amendment Agreement, dated February 3, 2006, to the Credit Facility with State Street Bank and Trust Company dated July 22, 2005. (4)

(h) (4) (vii)

Form of Third Amendment Agreement, dated March , 2006, to the Credit Facility with State Street Bank and Trust Company dated July 22, 2005. (4)

(h) (6)

Form of Indemnification Agreement. (4)

(i)

Opinion of Counsel of Ropes & Gray LLP. (3)

(j) (1)

Consent of Morningstar, Inc. (6)

(j) (2)

Consent of PricewaterhouseCoopers LLP — filed herewith (Columbia High Yield Opportunity Fund and Columbia Strategic Income Fund)

(k)

Not Applicable.

(l)

Not Applicable.

(m)

Distribution Plan between the Registrant and Columbia Management Distributors, Inc. dated as of March 27, 2006. (7)

(n) (1)

Multiple Class Plan pursuant to Rule 18f-3, dated July 31, 2002, as amended January 29, 2003 and September 30, 2003 - filed as Exhibit 99(n) to Post-Effective Amendment No. 17 to the
Registration Statement on Form N-1A of Balanced Fund, Inc. (File

Nos 33-41401 and 811-6338), filed with the Commission on or about October 14, 2003, and is hereby incorporated by reference and made part of this Registration Statement. (Columbia Common
Stock Fund, Columbia Real Estate Equity Fund, Columbia Technology Fund, Columbia Balanced Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia High Yield Opportunity Fund, Columbia Strategic Investor Fund, Columbia Mid Cap Growth Fund
and Columbia Dividend Fund)

(n) (2)

Plan pursuant to Rule 18f-3(d), effective April 22, 1996, as amended and restated December 12, 2001, July 26, 2002, November 1, 2003 and November 1, 2003 and February 17, 2004 filed as Exhibit
(n) in Part C, Item 23 of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement. (Columbia Greater China Fund, Columbia Liberty Fund, Columbia World Equity Fund, Columbia Core Bond Fund, Columbia Tax-Exempt Insured Fund, Columbia Utilities Fund, Columbia Connecticut
Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Municipal Bond Fund, Columbia Rhode Island Intermediate Bond Fund, Columbia
Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Tax-Exempt Fund, Columbia Small Cap Value Fund I and Columbia U.S. Treasury Index Fund)

(n) (3)

Plan pursuant to Rule 18f-3(d), amended and restated as of November 1, 2003 - filed as Exhibit 99(n) to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of Columbia
Funds Trust XI File Nos 33-11351 and 811-4978) filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made part of this Registration Statement. (Columbia Income Fund, Columbia Intermediate BondFund,
Growth Stock Fund, Young Investor Fund, Asset Allocation Fund, Columbia Disciplined Value Fund, Columbia Small Cap Core Fund and Columbia Small Company Equity Fund)

(o)

Not Applicable.

(p) (1)

Code of Ethics of the Funds as revised January 3, 2006. (4)

(p) (2)

Code of Ethics of Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. dated July 1, 2007 - filed herewith.

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles
R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville. (8)

(1)

Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2004.

(2)

Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed on September 16, 2005.

(3)

Incorporated by reference to Post-Effective Amendment No. 40 to Form N-1A filed on or about September 16, 2005.

(4)

Incorporated by reference to Post-Effective Amendment No. 46 to Form N-1A filed on or about March 24, 2006.

(5)

Incorporated by reference to Post-Effective Amendment No. 51 to Form N-1A filed on or about October 27, 2006.

(6)

Incorporated by reference to Post-Effective Amendment No. 21 to Form N-1A filed on or about August 30, 1996.

(7)

Incorporated by reference to Post-Effective Amendment No. 55 to Form N-1A filed on or about March 29, 2007.

(8)

Incorporated by reference to Post-Effective Amendment No. 56 to Form N-1A filed on or about June 1, 2007.

Item 24.
Persons Controlled by or under Common Control with Registrant

None

Item 25.
Indemnification

Article Five of the Bylaws of Registrant
(“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to the Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to the Trust or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to the Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the
Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of
Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered
Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. The Trust has also entered into
Indemnification Agreements with each of its Trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

Item 26.
Business and Other Connections of Investment Adviser

Information regarding the businesses of Columbia Management Advisors, LLC and its officers is set forth in the Prospectuses and in the Statement of Additional Information and is incorporated herein by reference. The business and other connections of the officers and directors of Columbia Management Advisors, LLC are also listed on the Form ADV of Columbia Management Advisors, LLC as currently on file with the Commission. (File No. 801-50372).

Item 27.
Principal Underwriter

a)
Columbia Management Distributors, Inc. (CMD), a subsidiary of Columbia Management Advisors, LLC, is the Registrant’s principal underwriter. CMD acts in such capacity for each series of Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust I, Columbia Acorn Trust, Wanger Advisors Trust, Excelsior
Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc.

(b)
The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

(1)

(2)

(3)

Name and Principal Business Address*

Position and Offices with Principal Underwriter

Positions and Offices with Registrant

Ahmed, Yaqub

V.P.

None

Aldi, Andrew

V.P.

None

Anderson, Judith

V.P.

None

Ash, James

V.P.

None

Banks, Keith

Director

None

Ballou, Richard

Sr. V.P.

None

Bartlett, John

Managing Director

None

Berretta, Frederick R.

Director and Managing Director

None

Bozek, James

Sr. V.P.

None

Brantley, Thomas

Sr. V.P.-Tax

None

Brown, Beth Ann

Sr. V.P.

None

Claiborne, Douglas

Sr. V.P.

None

Climer, Quentin

V.P.

None

Conley, Brook

V.P.

None

Davis, W. Keith

Sr. V.P.-Tax

None

DeFao, Michael

Chief Legal Officer

None

Desilets, Marian

V.P.

None

Devaney, James

Sr. V.P.

None

Dolan, Kevin

V.P.

None

Donovan, Patrick M.

Chief Compliance Officer

None

Doyle, Matthew

V.P.

None

Emerson, Kim P.

Sr. V.P.

None

Feldman, David

Managing Director

None

Feloney, Joseph

Sr. V.P.

None

Ferullo, Jeanne

V.P.

None

Fisher, James F.

V.P.

None

Ford, David C.

V.P.

None

Gellman, Laura D.

Conflicts of Interest Officer

None

Gentile, Russell

V.P.

None

Goldberg, Matthew

Sr. V.P.

None

Gubala, Jeffrey

V.P.

None

Guenard, Brian

V.P.

None

Jones, Michael A

Director, Chief Executive Officer and President

None

Kane, Joanne

Director

None

Lynch, Andrew

Managing Director

None

Marcelonis, Sheila

V.P.

None

Martin, William W.

Operational Risk Officer

None

Miller, Anthony

V.P.

None

Miller, Gregory M.

V.P.

None

Moberly, Ann R.

Sr. V.P.

None

Mroz, Gregory S.

Sr. V.P.-Tax

None

Nigrosh, Diane J.

V.P.

None

Owen, Stephanie

V.P.

None

Piken, Keith

Sr. V.P.

None

Pryor, Elizabeth A.

Secretary

None

Ratto, Gregory

V.P.

None

Reed, Christopher B.

Sr. V.P.

None

Roberts, Amy S.

Director

None

Ross, Gary

Sr. V.P.

None

Scully-Power, Adam

V.P.

None

Seller, Gregory

V.P.

None

Shea, Terence

V.P.

None

Sideropoulos, Lou

Sr. V.P.

None

Smith, Robin G.

Director

None

Studer, Eric

Sr. V.P.

None

Waldron, Thomas

V.P.

None

Walsh, Brian

V.P.

None

Wasp, Kevin

Corporate Ombudsman

None

Weidner, Donna M.

Treasurer and Chief Financial Officer

None

Welsh, Stephen T.

Managing Director

Vice President

Wess, Valerie

Sr. V.P.

None

White, Lynn

Vice President

None

Wilson, Christopher

Sr. V.P.

President

Winn, Keith

Sr. V.P.

None

Yates, Susan

V.P.

None

*
The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.
Location of Accounts and Records

Person
maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant’s Secretary; Registrant’s investment adviser, Columbia Management Advisors, LLC; Registrant’s administrator, Columbia Management Advisors, LLC; Registrant’s principal underwriter, Columbia Management Distributors, Inc. (formerly named

Columbia Funds Distributor, Inc.); Registrant’s transfer and dividend disbursing agent, Columbia Management Services, Inc. (formerly named Columbia
Funds Services, Inc.); and the Registrant’s custodian, State Street Bank and Trust Company. The address for each person except the Registrant’s investment advisor/administrator and custodian is One Financial Center, Boston, MA 02111.

The Registrant’s Investment Advisor’s/Administrator’s address is 100 Federal Street, Boston, MA 02110. The Registrant’s
custodian’s address is located at 2 Avenue De Lafayette, Boston, MA 02111-2900.

Item 29.
Management Services

See Item 5, Part A and
Item 16, Part B

Item 30.
Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of
September 2007.

COLUMBIA FUNDS SERIES TRUST I

By:

/s/ Christopher L. Wilson

CHRISTOPHER L. WILSON

Christopher L. Wilson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES

TITLE

DATE

/s/ Christopher L. Wilson

CHRISTOPHER L. WILSON

President

September 28, 2007

Christopher L. Wilson

(Chief Executive Officer)

/s/ J. Kevin Connaughton

J. KEVIN CONNAUGHTON

Treasurer

September 28, 2007

J. Kevin Connaughton

(Principal Financial Officer)

/s/ Michael G. Clarke

MICHAEL G. CLARKE

Chief Accounting Officer

September 28, 2007

Michael G. Clarke

(Principal Accounting Officer)

DOUGLAS A. HACKER*

Trustee

September 28, 2007

Douglas A. Hacker

JANET LANGFORD KELLY*

Trustee

September 28, 2007

Janet Langford Kelly

RICHARD W. LOWRY*

Trustee

September 28, 2007

Richard W. Lowry

WILLIAM E. MAYER*

Trustee

September 28, 2007

William E. Mayer

CHARLES R. NELSON*

Trustee

September 28, 2007

Charles R. Nelson

JOHN J. NEUHAUSER*

Trustee

September 28, 2007

John J. Neuhauser

PATRICK J. SIMPSON*

Trustee

September 28, 2007

Patrick J. Simpson

THOMAS E. STITZEL*

Trustee

September 28, 2007

Thomas E. Stitzel

THOMAS C. THEOBALD*

Trustee

September 28, 2007

Thomas C. Theobald

ANNE-LEE VERVILLE*

Trustee

September 28, 2007

Anne-Lee Verville

/s/ PETER T. FARIEL**

September 28, 2007

Peter T. Fariel

*
Peter T. Fariel

Attorney-in-fact**

**
Executed by Peter T. Fariel on behalf of those indicated pursuant to Powers of Attorney dated April 10, 2007 and incorporated by reference to Post-Effective Amendment No. 56 to Form
N-1A filed on or about June 1, 2007.

EXHIBIT INDEX

(j) (2)

Consent of PricewaterhouseCoopers LLP

(p) (2)

Code of Ethics